UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

                Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
January 31, 2016 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Automobiles & Components--.9%
BorgWarner	26,843		788,110
Delphi Automotive	32,413		2,104,900
Ford Motor	446,813		5,334,947
General Motors	164,170		4,865,999
Goodyear Tire & Rubber	30,189		857,669
Harley-Davidson	23,272	a	930,880
Johnson Controls	74,705		2,679,668
			17,562,173
Banks--5.6%
Bank of America	1,203,525		17,017,843
BB&T	89,919		2,936,755
Citigroup	345,990		14,732,254
Citizens Financial Group	52,032		1,105,680
Comerica	20,289		695,913
Fifth Third Bancorp	91,213		1,441,165
Huntington Bancshares	93,928		805,902
JPMorgan Chase & Co.	426,369		25,368,955
KeyCorp	98,906		1,103,791
M&T Bank	18,568		2,045,822
People's United Financial	34,529		496,182
PNC Financial Services Group	59,548		5,159,834
Regions Financial	149,873		1,216,969
SunTrust Banks	58,853		2,152,843
U.S. Bancorp	189,974		7,610,358
Wells Fargo & Co.	537,265		26,986,821
Zions Bancorporation	24,204		548,947
			111,426,034
Capital Goods--7.1%
3M	71,750		10,834,250
Allegion	10,780		652,837
AMETEK	28,653		1,348,124
Boeing	73,343		8,810,695
Caterpillar	67,524		4,202,694
Cummins	19,113		1,718,068
Danaher	69,019		5,980,496
Deere & Co.	36,219	a	2,789,225

Dover	17,599		1,028,662
Eaton	53,484		2,701,477
Emerson Electric	76,257		3,506,297
Fastenal	31,970	a	1,296,703
Flowserve	15,388		594,592
Fluor	16,122		723,717
General Dynamics	34,462		4,609,982
General Electric	1,092,877		31,802,721
Honeywell International	89,737		9,260,858
Illinois Tool Works	37,641		3,390,325
Ingersoll-Rand	30,794		1,584,967
Jacobs Engineering Group	15,149	b	594,295
L-3 Communications Holdings	9,201		1,075,045
Lockheed Martin	30,759		6,490,149
Masco	39,942		1,054,069
Northrop Grumman	21,158		3,915,499
PACCAR	41,328		2,027,965
Parker Hannifin	15,718		1,527,161
Pentair	21,062	a	992,441
Precision Castparts	15,807		3,713,855
Quanta Services	18,539	b	346,679
Raytheon	34,723		4,452,878
Rockwell Automation	15,737		1,503,985
Rockwell Collins	15,220		1,230,994
Roper Technologies	11,548		2,028,637
Snap-on	6,617		1,069,043
Stanley Black & Decker	17,395		1,641,044
Textron	32,229		1,102,876
United Rentals	11,104	b	531,993
United Technologies	95,076		8,337,214
W.W. Grainger	6,727	a	1,323,134
Xylem	21,090		758,185
			142,553,831
Commercial & Professional Services--.7%
ADT	18,786	a	555,690
Cintas	10,379		891,764
Dun & Bradstreet	4,525		445,351
Equifax	13,874		1,467,869
Nielsen Holdings	41,861		2,016,026
Pitney Bowes	24,190		473,640
Republic Services	27,901		1,219,274
Robert Half International	15,698		687,101

Stericycle	9,843	b	1,184,605
Tyco International	48,302		1,661,106
Verisk Analytics, Cl. A	17,845	b	1,302,685
Waste Management	47,941		2,538,476
			14,443,587
Consumer Durables & Apparel--1.4%
Coach	33,321		1,234,543
D.R. Horton	36,768		1,011,488
Garmin	14,555		512,045
Hanesbrands	45,911		1,403,499
Harman International Industries	8,350		621,156
Hasbro	12,682		942,019
Leggett & Platt	15,178		630,039
Lennar, Cl. A	20,922	a	881,862
Mattel	40,810		1,125,948
Michael Kors Holdings	22,104	b	881,950
Mohawk Industries	7,156	b	1,190,830
Newell Rubbermaid	30,159	a	1,169,566
NIKE, Cl. B	155,676		9,653,469
PulteGroup	37,301		625,165
PVH	9,580		702,980
Ralph Lauren	7,023		790,088
Under Armour, Cl. A	20,822	a,b	1,778,823
VF	38,852		2,432,135
Whirlpool	9,101		1,223,083
			28,810,688
Consumer Services--1.9%
Carnival	53,581		2,578,854
Chipotle Mexican Grill	3,529	b	1,598,531
Darden Restaurants	13,247		835,356
H&R Block	27,352		931,336
Marriott International, Cl. A	23,157	a	1,419,061
McDonald's	106,458		13,177,371
Royal Caribbean Cruises	19,834		1,625,595
Starbucks	171,921		10,447,639
Starwood Hotels & Resorts
Worldwide	19,697	c	1,225,941
Wyndham Worldwide	13,886		901,201
Wynn Resorts	9,432	a	635,151
Yum! Brands	49,621		3,591,072
			38,967,108

Diversified Financials--4.7%
Affiliated Managers Group	6,246	b	838,151
American Express	97,651		5,224,328
Ameriprise Financial	20,690		1,875,548
Bank of New York Mellon	126,766		4,591,465
Berkshire Hathaway, Cl. B	216,943	b	28,152,693
BlackRock	14,713		4,623,707
Capital One Financial	61,691		4,048,163
Charles Schwab	138,540		3,536,926
CME Group	39,044		3,508,103
Discover Financial Services	50,559		2,315,097
E*TRADE Financial	34,244	b	806,789
Franklin Resources	45,607		1,580,739
Goldman Sachs Group	46,311		7,482,005
Intercontinental Exchange	13,753		3,628,041
Invesco	50,417		1,508,981
Legg Mason	11,158		341,658
Leucadia National	37,062		613,747
McGraw-Hill Financial	31,634		2,689,523
Moody's	19,820		1,766,755
Morgan Stanley	176,761		4,574,575
Nasdaq	13,597		843,014
Navient	46,431		443,880
Northern Trust	24,849		1,542,626
State Street	46,627		2,598,523
Synchrony Financial	95,873	b	2,724,711
T. Rowe Price Group	29,152		2,068,334
			93,928,082
Energy--6.5%
Anadarko Petroleum	58,083		2,270,464
Apache	42,948		1,827,008
Baker Hughes	50,736		2,207,523
Cabot Oil & Gas	47,872		993,344
Cameron International	22,711	b	1,491,204
Chesapeake Energy	61,871	a	209,743
Chevron	217,931		18,844,494
Cimarex Energy	10,285		956,505
Columbia Pipeline Group	44,334		822,396
ConocoPhillips	142,945		5,586,291
CONSOL Energy	27,460	a	218,032
Devon Energy	44,051		1,229,023
Diamond Offshore Drilling	8,441	a	156,918

Ensco, Cl. A	27,245		266,456
EOG Resources	63,076		4,479,658
EQT	17,778		1,097,614
Exxon Mobil	482,108		37,532,108
FMC Technologies	27,452	b	690,418
Halliburton	99,430		3,160,880
Helmerich & Payne	12,589	a	639,521
Hess	28,215		1,199,138
Kinder Morgan	207,932		3,420,481
Marathon Oil	77,687		755,895
Marathon Petroleum	62,216		2,600,007
Murphy Oil	17,722	a	347,528
National Oilwell Varco	44,681		1,453,920
Newfield Exploration	19,198	b	558,086
Noble Energy	49,007		1,586,357
Occidental Petroleum	88,393		6,084,090
ONEOK	24,641		613,807
Phillips 66	55,686		4,463,233
Pioneer Natural Resources	17,359		2,151,648
Range Resources	20,148	a	595,575
Schlumberger	145,329		10,502,927
Southwestern Energy	46,073	a,b	409,589
Spectra Energy	76,362		2,096,137
Tesoro	13,933		1,215,654
Transocean	39,660	a	413,257
Valero Energy	56,827		3,856,848
Williams	78,712		1,519,142
			130,522,919
Food & Staples Retailing--2.4%
Costco Wholesale	50,578		7,643,347
CVS Health	128,045		12,367,867
Kroger	112,421		4,363,059
Sysco	60,990		2,428,012
Wal-Mart Stores	182,095		12,083,824
Walgreens Boots Alliance	100,303		7,996,155
Whole Foods Market	39,588		1,160,324
			48,042,588
Food, Beverage & Tobacco--5.9%
Altria Group	227,034		13,874,048
Archer-Daniels-Midland	71,020		2,510,557
Brown-Forman, Cl. B	12,427		1,215,858
Campbell Soup	20,199	a	1,139,426

Coca-Cola	453,244		19,453,232
Coca-Cola Enterprises	23,773		1,103,543
ConAgra Foods	50,297		2,094,367
Constellation Brands, Cl. A	19,579		2,985,406
Dr. Pepper Snapple Group	22,372		2,099,388
General Mills	68,502		3,871,048
Hershey	16,562		1,459,278
Hormel Foods	15,988		1,285,595
J.M. Smucker	13,773		1,767,351
Kellogg	29,086		2,136,076
Keurig Green Mountain	13,572		1,211,301
Kraft Heinz	68,102		5,316,042
McCormick & Co.	13,466		1,184,604
Mead Johnson Nutrition	23,004		1,667,560
Molson Coors Brewing, Cl. B	21,017		1,901,618
Mondelez International, Cl. A	184,908		7,969,535
Monster Beverage	17,152	b	2,316,035
PepsiCo	168,847		16,766,507
Philip Morris International	178,809		16,094,598
Reynolds American	96,281		4,809,236
Tyson Foods, Cl. A	34,951		1,864,985
			118,097,194
Health Care Equipment & Services--4.8%
Abbott Laboratories	171,511		6,491,691
Aetna	40,114		4,085,210
AmerisourceBergen	22,688		2,031,937
Anthem	30,386		3,965,069
Baxter International	62,861		2,300,713
Becton Dickinson & Co.	24,384		3,544,702
Boston Scientific	155,091	b	2,718,745
C.R. Bard	8,676		1,590,051
Cardinal Health	38,194		3,107,846
Cerner	34,880	b	2,023,389
Cigna	29,960		4,002,656
DaVita HealthCare Partners	20,214	b	1,356,764
DENTSPLY International	15,632		920,568
Edwards Lifesciences	24,356	b	1,904,883
Express Scripts Holding	78,226	b	5,622,103
HCA Holdings	36,839	b	2,563,258
Henry Schein	9,161	b	1,387,342
Humana	16,920		2,754,407
Intuitive Surgical	4,302	b	2,326,737

Laboratory Corporation of America
Holdings	11,964	b	1,344,155
McKesson	26,735		4,303,800
Medtronic	162,437		12,332,217
Patterson	10,307		437,635
Quest Diagnostics	17,250		1,132,808
St. Jude Medical	31,889		1,685,653
Stryker	36,579		3,626,808
Tenet Healthcare	12,295	a,b	333,440
UnitedHealth Group	110,367		12,709,864
Universal Health Services, Cl. B	10,793		1,215,724
Varian Medical Systems	11,046	a,b	851,978
Zimmer Biomet Holdings	19,570		1,942,518
			96,614,671
Household & Personal Products--2.2%
Church & Dwight	15,187		1,275,708
Clorox	14,934		1,927,233
Colgate-Palmolive	104,069		7,027,780
Estee Lauder, Cl. A	25,952		2,212,408
Kimberly-Clark	41,717		5,357,297
Procter & Gamble	314,992		25,731,696
			43,532,122
Insurance--2.6%
Aflac	49,598		2,874,700
Allstate	44,946		2,723,728
American International Group	143,557		8,108,099
Aon	31,780		2,791,237
Assurant	7,812		635,194
Chubb	53,413		6,039,421
Cincinnati Financial	17,367		1,000,860
Hartford Financial Services Group	48,146		1,934,506
Lincoln National	28,636		1,129,977
Loews	32,365		1,197,829
Marsh & McLennan	60,557		3,229,505
MetLife	128,063		5,718,013
Principal Financial Group	32,261		1,225,918
Progressive	67,664		2,114,500
Prudential Financial	51,603		3,616,338
Torchmark	12,983		705,496
Travelers	35,285		3,776,906
Unum Group	28,832		825,748
Willis Towers Watson	15,923		1,822,671

XL Group	35,702		1,294,555
			52,765,201
Materials--2.6%
Air Products & Chemicals	22,298		2,825,380
Airgas	7,861		1,100,540
Alcoa	151,205	a	1,102,284
Avery Dennison	10,206		621,443
Ball	15,642		1,045,355
CF Industries Holdings	26,299		788,970
Dow Chemical	130,443		5,478,606
E.I. du Pont de Nemours & Co.	101,655		5,363,318
Eastman Chemical	17,153		1,049,935
Ecolab	30,357		3,274,610
FMC	15,231		544,051
Freeport-McMoRan	132,406	a	609,068
International Flavors & Fragrances	9,381		1,097,202
International Paper	47,463		1,623,709
LyondellBasell Industries, Cl. A	41,733		3,253,922
Martin Marietta Materials	7,739		971,864
Monsanto	50,652		4,589,071
Mosaic	38,953		938,767
Newmont Mining	58,698		1,171,612
Nucor	37,434		1,462,546
Owens-Illinois	19,542	b	252,873
PPG Industries	31,132		2,961,276
Praxair	32,744		3,274,400
Sealed Air	23,903		968,789
Sherwin-Williams	9,029		2,308,444
Vulcan Materials	15,250		1,345,050
WestRock	30,470		1,074,972
			51,098,057
Media--3.1%
Cablevision Systems (NY Group), Cl. A	25,190		803,813
CBS, Cl. B	51,721		2,456,748
Comcast, Cl. A	283,007		15,766,320
Discovery Communications, Cl. A	18,024	b	497,282
Discovery Communications, Cl. C	28,975	b	788,410
Interpublic Group of Companies	49,140		1,102,702
News Corp., Cl. A	44,486		576,983
News Corp., Cl. B	11,741	a	156,742
Omnicom Group	27,607		2,024,973

Scripps Networks Interactive, Cl.
A	10,422	a	635,429
TEGNA	26,530		636,985
Time Warner	93,532		6,588,394
Time Warner Cable	32,597		5,932,980
Twenty-First Century Fox, Cl. A	135,919		3,665,735
Twenty-First Century Fox, Cl. B	50,009		1,355,244
Viacom, Cl. B	40,765		1,860,515
Walt Disney	176,301		16,893,162
			61,742,417
Pharmaceuticals, Biotech & Life Sciences--9.7%
AbbVie	190,099		10,436,435
Agilent Technologies	39,191		1,475,541
Alexion Pharmaceuticals	26,050	b	3,801,476
Allergan	45,634	b	12,979,679
Amgen	87,109		13,304,158
Baxalta	67,573		2,703,596
Biogen	25,665	b	7,008,085
Bristol-Myers Squibb	192,349		11,956,414
Celgene	90,778	b	9,106,849
Eli Lilly & Co.	112,566		8,903,971
Endo International	23,578	b	1,307,872
Gilead Sciences	167,034		13,863,822
Illumina	16,653	b	2,630,341
Johnson & Johnson	320,424		33,465,083
Mallinckrodt	13,363	b	776,257
Merck & Co.	323,746		16,404,210
Mylan	47,497	b	2,502,617
PerkinElmer	13,441		649,469
Perrigo Company	17,072		2,468,270
Pfizer	714,790		21,793,947
Regeneron Pharmaceuticals	8,957	b	3,762,746
Thermo Fisher Scientific	46,050		6,081,363
Vertex Pharmaceuticals	28,006	b	2,541,544
Waters	9,728	b	1,179,131
Zoetis	53,316		2,295,254
			193,398,130
Real Estate--2.9%
American Tower	48,455	c	4,571,245
Apartment Investment & Management,
Cl. A	17,285	c	676,708
AvalonBay Communities	15,816	c	2,712,286

Boston Properties	17,647	c	2,050,758
CBRE Group, Cl. A	32,852	b	918,870
Crown Castle International	38,975	c	3,359,645
Equinix	7,937	c	2,464,994
Equity Residential	42,043	c	3,241,095
Essex Property Trust	7,672	c	1,634,980
Extra Space Storage	14,298	c	1,296,686
Federal Realty Investment Trust	6,762	c	1,019,912
General Growth Properties	67,938	c	1,904,982
HCP	53,012	a,c	1,905,251
Host Hotels & Resorts	86,991	c	1,204,825
Iron Mountain	21,486	c	591,724
Kimco Realty	49,384	c	1,342,751
Macerich	15,634	c	1,218,983
Plum Creek Timber	20,941	c	848,320
Prologis	59,596	c	2,352,254
Public Storage	16,778	c	4,254,230
Realty Income	28,782	a,c	1,605,748
Simon Property Group	35,489	c	6,610,891
SL Green Realty	11,872	c	1,146,954
Ventas	38,544	c	2,132,254
Vornado Realty Trust	20,722	c	1,833,068
Welltower	40,754	c	2,535,714
Weyerhaeuser	60,403	c	1,546,921
			56,982,049
Retailing--5.3%
Advance Auto Parts	8,475		1,288,624
Amazon.com	44,506	b	26,125,022
AutoNation	9,326	b	403,350
AutoZone	3,522	b	2,702,748
Bed Bath & Beyond	19,817	a,b	855,500
Best Buy	34,613	a	966,741
CarMax	23,546	a,b	1,040,262
Dollar General	33,896		2,544,234
Dollar Tree	26,490	b	2,154,167
Expedia	13,479		1,361,918
GameStop, Cl. A	12,037	a	315,490
Gap	27,665	a	683,879
Genuine Parts	17,168		1,479,367
Home Depot	146,909		18,475,276
Kohl's	22,283	a	1,108,579
L Brands	28,973		2,785,754

Lowe's	106,155		7,607,067
Macy's	38,370		1,550,532
Netflix	49,474	b	4,543,692
Nordstrom	16,043	a	787,711
O'Reilly Automotive	11,535	b	3,009,481
Priceline Group	5,817	b	6,194,930
Ross Stores	48,189		2,711,113
Signet Jewelers	9,281		1,076,596
Staples	77,162		688,285
Target	72,039		5,217,064
The TJX Companies	78,177		5,569,329
Tiffany & Co.	13,053		833,304
Tractor Supply	15,588		1,376,576
TripAdvisor	12,968	b	865,744
Urban Outfitters	12,196	b	279,044
			106,601,379
Semiconductors & Semiconductor Equipment--2.5%
Analog Devices	36,842		1,984,310
Applied Materials	133,427		2,354,987
Avago Technologies	43,472	a	5,812,641
Broadcom, Cl. A	64,725	a	3,538,516
First Solar	8,967	b	615,674
Intel	546,439		16,950,538
KLA-Tencor	17,650		1,182,373
Lam Research	18,252	a	1,310,311
Linear Technology	27,564		1,177,810
Microchip Technology	23,286	a	1,043,446
Micron Technology	124,511	b	1,373,356
NVIDIA	57,960		1,697,648
Qorvo	17,338	b	686,585
Skyworks Solutions	21,998		1,516,102
Texas Instruments	117,658		6,227,638
Xilinx	29,917		1,503,928
			48,975,863
Software & Services--12.5%
Accenture, Cl. A	72,086		7,607,956
Activision Blizzard	57,984		2,019,003
Adobe Systems	57,524	b	5,127,114
Akamai Technologies	20,708	b	944,699
Alliance Data Systems	7,049	b	1,408,320
Alphabet, Cl. A	33,727	b	25,678,051
Alphabet, Cl. C	34,399	b	25,556,737

Autodesk	26,646	b	1,247,566
Automatic Data Processing	53,866		4,475,726
CA	35,200		1,011,296
Citrix Systems	18,409	b	1,297,098
Cognizant Technology Solutions,
Cl. A	69,779	b	4,417,708
CSRA	16,208		434,050
eBay	127,271	b	2,985,778
Electronic Arts	36,174	b	2,334,851
Facebook, Cl. A	262,853	b	29,494,735
Fidelity National Information
Services	32,822		1,960,458
Fiserv	26,946	b	2,548,014
International Business Machines	103,571		12,924,625
Intuit	30,653		2,927,668
MasterCard, Cl. A	114,618		10,204,441
Microsoft	925,066		50,961,886
Oracle	371,012		13,471,446
Paychex	36,499		1,746,842
PayPal Holdings	127,293		4,600,369
Red Hat	21,665	b	1,517,633
salesforce.com	71,887	b	4,892,629
Symantec	79,284		1,572,995
Teradata	16,677	b	405,918
Total System Services	19,635		788,542
VeriSign	11,155	a,b	843,318
Visa, Cl. A	225,417		16,791,312
Western Union	59,569		1,062,711
Xerox	116,659		1,137,425
Yahoo!	98,871	b	2,917,683
			249,316,603
Technology Hardware & Equipment--5.6%
Amphenol, Cl. A	36,053		1,787,147
Apple	646,370		62,917,656
Cisco Systems	587,842		13,984,761
Corning	137,300		2,555,153
EMC	223,322		5,531,686
F5 Networks	7,971	b	747,520
FLIR Systems	17,368		507,840
Harris	14,295		1,243,236
Hewlett-Packard Enterprise	207,789		2,859,177
HP	207,789		2,017,631

Juniper Networks	41,277		974,137
Motorola Solutions	18,417		1,229,703
NetApp	34,861		764,502
QUALCOMM	174,434		7,908,838
SanDisk	23,060		1,630,342
Seagate Technology	35,076	a	1,018,958
TE Connectivity	45,934		2,625,587
Western Digital	26,636		1,277,995
			111,581,869
Telecommunication Services--2.7%
AT&T	712,386		25,688,639
CenturyLink	63,863		1,623,397
Frontier Communications	133,798		608,781
Level 3 Communications	32,948	b	1,608,192
Verizon Communications	471,147		23,543,216
			53,072,225
Transportation--2.0%
American Airlines Group	72,579		2,829,855
C.H. Robinson Worldwide	16,471		1,066,827
CSX	114,733		2,641,154
Delta Air Lines	92,290		4,087,524
Expeditors International of
Washington	22,241		1,003,514
FedEx	30,071		3,995,834
J.B. Hunt Transport Services	10,765		782,615
Kansas City Southern	12,984		920,306
Norfolk Southern	34,382		2,423,931
Ryder System	6,135		326,198
Southwest Airlines	76,522		2,878,758
Union Pacific	99,612		7,172,064
United Continential Holdings	44,216	b	2,134,748
United Parcel Service, Cl. B	80,748		7,525,714
			39,789,042
Utilities--3.2%
AES	75,191		714,314
AGL Resources	13,304		845,602
Ameren	27,371		1,229,505
American Electric Power	57,144		3,484,070
CenterPoint Energy	51,128		913,657
CMS Energy	31,421		1,221,648
Consolidated Edison	33,686		2,337,472
Dominion Resources	68,846		4,968,616

DTE Energy	20,362		1,730,974
Duke Energy	79,493		5,985,823
Edison International	37,128		2,294,510
Entergy	20,304		1,433,056
Eversource Energy	36,039		1,938,898
Exelon	106,170		3,139,447
FirstEnergy	49,591		1,639,478
NextEra Energy	53,263		5,950,010
NiSource	36,295		762,558
NRG Energy	40,292		428,707
Pepco Holdings	29,972		799,653
PG&E	55,532		3,049,262
Pinnacle West Capital	12,503		829,074
PPL	76,004		2,664,700
Public Service Enterprise Group	57,661		2,381,399
SCANA	16,490		1,038,046
Sempra Energy	26,729		2,532,573
Southern	104,194		5,097,170
TECO Energy	25,552		692,970
WEC Energy Group	35,882		1,981,763
Xcel Energy	57,714		2,205,829
			64,290,784
Total Common Stocks
(cost $1,146,374,371)			1,974,114,616
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.05%, 3/17/16	1,485,000	[d]	1,484,581
0.35%, 6/23/16	65,000	[d]	64,906
Total Short-Term Investments
(cost $1,549,824)			1,549,487

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,726,140)	25,726,140	[e]	25,726,140

Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $12,969,919)	12,969,919 [e]	12,969,919
Total Investments (cost $1,186,620,254)	100.8%	2,014,360,162
Liabilities, Less Cash and Receivables	(.8%)	(16,756,921)
Net Assets	100.0%	1,997,603,241

a Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was $38,917,273 and the value of the collateral held by the fund was $38,629,961, consisting of cash collateral of $12,969,919 and U.S. Government &
Agency securities valued at $25,660,042.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $827,739,908 of which $881,007,953 related to appreciated investment securities and $53,268,045 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.5
Pharmaceuticals, Biotech & Life Sciences	9.7
Capital Goods	7.1
Energy	6.5
Food, Beverage & Tobacco	5.9
Banks	5.6
Technology Hardware & Equipment	5.6
Retailing	5.3
Health Care Equipment & Services	4.8
Diversified Financials	4.7
Utilities	3.2
Media	3.1
Real Estate	2.9
Telecommunication Services	2.7
Insurance	2.6
Materials	2.6
Semiconductors & Semiconductor Equipment	2.5
Food & Staples Retailing	2.4
Household & Personal Products	2.2

Short-Term/Money Market Investments	2.0
Transportation	2.0
Consumer Services	1.9
Consumer Durables & Apparel	1.4
Automobiles & Components	.9
Commercial & Professional Services	.7
100.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016	($)
Financial Futures Long
Standard & Poor's 500 E-mini	343	33,101,215	March 2016	(898,901)

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,964,254,302	-	-	1,964,254,302
Equity Securities - Foreign Common Stocks†	9,860,314	-	-	9,860,314
Mutual Funds	38,696,059	-	-	38,696,059
U.S. Treasury	-	1,549,487	-	1,549,487
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(898,901)	-	-	(898,901)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.0%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-5, Cl. A3	0.90	9/10/18	548,018	547,460
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. A3	0.94	2/8/19	1,170,000	1,167,169
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. A3	1.27	7/8/19	1,000,000	999,355
Carmax Auto Owner Trust,
Ser. 2013-2, Cl. A4	0.84	11/15/18	650,000	647,197
Fifth Third Auto Trust,
Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000	799,847
Ford Credit Auto Lease Trust,
Ser. 2015-A, Cl. A4	1.31	8/15/18	1,000,000	998,268
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	116,792	116,814
Volkswagen Auto Lease Trust,
Ser. 2015-A, Cl. A4	1.42	7/22/19	1,000,000	997,760
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	572,024	571,293
				6,845,163
Asset-Backed Ctfs./Credit Cards--.3%
American Express Credit Account
Master Trust, Ser. 2014-3,
Cl. A	1.49	4/15/20	1,050,000	1,056,596
Capital One Multi-Asset Execution
Trust, Ser. 2015-A1, Cl. A	1.39	1/15/21	2,000,000	2,006,777
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000	606,064
Chase Issuance Trust,
Ser. 2013-A8, Cl. A8	1.01	10/15/18	1,000,000	1,000,672
Chase Issuance Trust,
Ser. 2014-A7, Cl. A	1.38	11/15/19	1,300,000	1,306,247

Citibank Credit Card Issuance
Trust, Ser. 2004-A8, Cl. A8	1.73	4/9/20	1,500,000		1,516,112
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	500,000		535,942
					8,028,410
Commercial Mortgage Pass-Through Ctfs.--1.4%
Banc of America Commercial
Mortgage Trust, Ser. 2007-4,
Cl. A4	5.74	2/10/51	202,939	a	211,659
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,280,828
Citigroup Commercial Mortgage
Trust, Ser. 2015-CG33, Cl. AAB	3.52	9/10/58	700,000		731,546
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,045,977
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.91	3/15/49	88,686	a	88,857
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.14	12/10/49	939,476	a	989,993
COBALT CMBS Commercial Mortgage
Trust, Ser. 2007-C3, Cl. A4	5.77	5/15/46	853,232	a	887,928
Commercial Mortgage Trust,
Ser. 2014-LC15, Cl. A2	2.84	4/10/47	2,000,000		2,052,940
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		1,013,617
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	2,025,000		2,041,209
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,289,219
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	a	830,838
GS Mortgage Securities Trust,
Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000		770,725
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		532,823
GS Mortgage Securities Trust,
Ser. 2007-GG10, Cl. A4	5.79	8/10/45	880,363	a	907,676

J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	57,716		58,943
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	315,169		322,201
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	883,644	a	921,568
J.P.Morgan Chase Commercial
Mortgage Securities Corp.,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,009,947
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	1,725,000		1,798,482
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		542,733
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	974,488		996,831
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.82	6/12/50	1,000,000	a	1,032,640
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-7, Cl. A4	5.74	6/12/50	1,087,260	a	1,125,042
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.89	6/12/46	14,103	a	14,115
Morgan Stanley BAML Trust,
Ser. 2015-C21, Cl. ASB	3.15	3/15/48	1,000,000		1,024,046
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	238,565		237,698
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	41,989		41,968
Morgan Stanley Bank of America
Merrill Lynch Trust,

Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,025,111
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,189,264
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000		753,124
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,334,939
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		519,246
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		501,335
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		511,353
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,446,349
WF-RBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A1	2.30	6/15/45	816,431		826,362
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,537,409
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,036,455
					34,482,996
Consumer Discretionary--2.7%
21st Century Fox America,
Gtd. Notes, Ser. WI	3.70	9/15/24	750,000		758,524
21st Century Fox America,
Gtd. Notes	3.70	10/15/25	500,000		498,788
21st Century Fox America,
Gtd. Notes	4.75	9/15/44	500,000		474,457
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		287,926
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		410,635
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		133,130
21st Century Fox America,
Gtd. Debs.	8.25	8/10/18	150,000		172,823

Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	290,000		286,858
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	750,000		725,508
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,021,469
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		325,894
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000	b	976,587
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	1,000,000		952,468
California Institute of
Technology, Unscd. Bonds	4.32	8/1/45	110,000		119,503
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		314,989
CBS,
Gtd. Notes	4.90	8/15/44	240,000		218,086
CBS,
Gtd. Notes	5.50	5/15/33	250,000		250,245
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		377,519
CCO Safari II,
Sr. scd. Notes	4.91	7/23/25	910,000	c	912,270
CCO Safari II,
Sr. Scd. Notes	6.48	10/23/45	500,000	c	504,689
CCO Safari II,
Sr. Scd. Notes	6.83	10/23/55	530,000	c	529,468
CDK Global,
Sr. Unscd. Notes	3.30	10/15/19	1,000,000		1,006,013
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	1,000,000		1,023,693
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		426,721
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		306,649
Comcast,
Gtd. Notes	3.38	8/15/25	730,000		746,307

Comcast,
Gtd. Notes	4.25	1/15/33	500,000	495,130
Comcast,
Gtd. Notes	4.40	8/15/35	340,000	342,879
Comcast,
Gtd. Notes	4.60	8/15/45	410,000	413,557
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000	513,484
Comcast,
Gtd. Notes	5.70	7/1/19	500,000	564,592
Comcast,
Gtd. Notes	6.45	3/15/37	650,000	808,841
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000	502,677
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	525,585
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	1,000,000	1,008,013
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	680,000	691,706
CVS Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000	517,754
CVS Health,
Sr. Unscd. Notes	5.75	6/1/17	30,000	31,701
CVS Health,
Sr. Unscd. Notes	6.13	9/15/39	1,000,000	1,196,344
Delphi Automotive,
Gtd. Notes	4.25	1/15/26	750,000	752,067
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000	795,498
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	700,327
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000	995,112
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	500,000	458,318
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000	303,163

Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000		636,835
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000		758,310
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000		547,620
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	437,000		508,230
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	1,150,000		1,407,034
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		500,121
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000		506,185
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000		311,668
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	1,500,000		1,529,541
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000		537,587
Lowe's Cos.,
Sr. Unscd. Notes	4.38	9/15/45	500,000		518,245
Marriott International,
Sr. Unscd. Notes	3.13	10/15/21	1,000,000		1,008,194
Massachusettes Institute of
Technology, Notes	5.60	7/1/11	190,000		241,176
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000		498,081
McDonald's,
Sr. Unscd. Notes	2.75	12/9/20	585,000	b	593,966
McDonald's,
Sr. Unscd. Notes	3.70	1/30/26	515,000		521,759
McDonald's,
Sr. Unscd. Notes	4.70	12/9/35	485,000		490,755
McDonald's,
Sr. Unscd. Notes	4.88	12/9/45	465,000		471,595
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,127,878

McGraw-Hill Financial,
Gtd. Notes	4.40	2/15/26	230,000		238,596
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000		1,686,315
Newell Rubbermaid,
Sr. Unscd. Notes	2.88	12/1/19	500,000		490,151
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000		300,100
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000		286,585
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		544,923
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		514,537
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	1,100,000		1,108,671
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000		374,958
QVC,
Sr. Scd. Notes	5.45	8/15/34	500,000		405,400
Signet UK Finance,
Gtd. Bonds	4.70	6/15/24	500,000		499,899
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000		415,488
Staples,
Sr. Unscd. Notes	4.38	1/12/23	250,000	b	245,086
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	500,000		533,573
Target,
Sr. Unscd. Notes	2.30	6/26/19	1,000,000		1,025,226
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000		421,946
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000		312,156
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000		314,857
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000		880,410

Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000		399,285
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000		350,378
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000		527,443
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000		1,152,408
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000		386,192
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000		1,619,484
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000		1,363,020
University of Southern California,
Sr. Unscd. Notes	5.25	10/1/11	40,000		47,528
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	655,000		648,983
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	1,250,000		866,601
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000		226,404
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	11/17/17	300,000		299,376
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.30	11/18/21	400,000		400,605
Walgreens Boots Alliance,
Sr. Unscd. Notes	4.50	11/18/34	400,000		362,484
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,600,000		1,730,974
Wal-Mart Stores,
Sr. Unscd. Bonds	4.30	4/22/44	1,000,000	b	1,038,440
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		701,366
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000		832,863
Walt Disney,
Sr. Unscd. Bonds	2.30	2/12/21	500,000		503,914

Walt Disney,
Sr. Unscd. Notes	3.00	2/13/26	500,000		504,526
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000		540,895
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		209,492
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000		748,707
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000		496,957
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000		485,096
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	b	453,890
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000		778,733
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000		306,934
					66,674,602
Consumer Staples--1.4%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000		502,342
Altria Group,
Gtd. Notes	4.00	1/31/24	230,000		243,903
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000		929,859
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000		155,599
Anheuser-Busch Inbev Finance,
Gtd. Notes	1.90	2/1/19	1,140,000		1,142,596
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000		485,843
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.65	2/1/21	799,063		804,500
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.65	2/1/26	1,865,000		1,892,468
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000		1,035,003

Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	700,000	632,623
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.70	2/1/36	590,000	598,881
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.90	2/1/46	315,000	326,978
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	1,000,000	1,109,861
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	92,000	99,421
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	750,000	761,684
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000	212,975
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000	400,079
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	1,500,000	1,596,925
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	499,424
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	210,000	204,227
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	198,000	177,342
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	420,469
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	769,813
Diageo Investment,
Gtd. Notes	4.25	5/11/42	500,000	504,759
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000	222,664
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,360,748
JM Smucker,
Gtd. Notes	1.75	3/15/18	400,000	400,436
JM Smucker,
Gtd. Notes	2.50	3/15/20	500,000	503,080

Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		426,414
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000		422,377
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	500,000		476,389
Kraft Foods Group,
Gtd. Notes	2.25	6/5/17	490,000		494,397
Kraft Foods Group,
Gtd. Notes	3.50	6/6/22	490,000		501,770
Kraft Foods Group,
Gtd. Notes	5.00	6/4/42	400,000		409,406
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	390,000	c	393,118
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	360,000	c	369,702
Kraft Heinz Foods,
Gtd. Notes	5.20	7/15/45	270,000	c	285,041
Kraft Heinz Foods,
Gtd. Notes	6.75	3/15/32	525,000	a	616,565
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,009,770
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000		1,034,194
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		315,091
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,094,030
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/20	810,000		816,300
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000		526,039
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/46	210,000		220,749
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		550,509
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,167,702

Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		651,911
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		830,444
Procter & Gamble,
Sr. Unscd. Bonds	6.45	1/15/26	1,046,000		1,359,293
Reynolds American,
Gtd. Notes	2.30	6/12/18	510,000		515,190
Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000		710,608
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000		263,703
Reynolds American,
Gtd. Notes	5.85	8/15/45	510,000		567,722
Sysco,
Gtd. Notes	5.38	9/21/35	350,000		399,428
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	500,000		524,326
					34,946,690
Energy--2.3%
Anadarko Petroleum,
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	b	803,881
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		120,281
Apache,
Sr. Unscd. Notes	4.75	4/15/43	1,000,000		737,732
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		335,498
Baker Hughes,
Sr. Unscd. Notes, Ser. WI	3.20	8/15/21	1,000,000		986,569
BP Capital Markets,
Gtd. Notes	1.85	5/5/17	1,250,000	b	1,253,097
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000		744,759
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000		1,179,060
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		242,177

Cameron International,
Sr. Unscd. Notes	1.40	6/15/17	500,000		493,802
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000		167,371
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	500,000		389,700
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		313,443
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000		837,767
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000		998,196
Chevron,
Sr. Unscd. Notes	1.79	11/16/18	675,000		674,939
Chevron,
Sr. Unscd. Notes	2.42	11/17/20	640,000		636,403
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000		402,934
Chevron,
Sr. Unscd. Notes	3.33	11/17/25	165,000		163,704
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		473,589
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		129,317
ConocoPhillips,
Gtd. Notes	2.20	5/15/20	1,000,000	b	932,472
ConocoPhillips,
Gtd. Notes	2.40	12/15/22	1,000,000		856,098
ConocoPhillips,
Gtd. Notes	4.15	11/15/34	750,000		598,487
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	500,000		481,091
Continental Resources,
Gtd. Notes	3.80	6/1/24	500,000		323,590
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000		343,627
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		430,992

Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000		250,721
Enable Midstream Partners,
Sr. Unscd. Notes	5.00	5/15/44	500,000	a	290,330
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		544,555
Enbridge Energy Partners,
Sr. Unscd. Notes	5.88	10/15/25	500,000		469,650
Encana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		423,105
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000		814,346
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		425,573
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		346,532
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		543,079
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		575,676
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	1,000,000		833,462
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,000,000		1,048,947
Enterprise Products Partners,
Gtd. Notes	3.70	2/15/26	200,000		180,254
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	750,000		640,696
Halliburton,
Sr. Unscd. Notes	3.80	11/15/25	415,000		389,493
Halliburton,
Sr. Unscd. Notes	4.85	11/15/35	390,000		359,657
Halliburton,
Sr. Unscd. Notes	5.00	11/15/45	475,000		424,480
Halliburton,
Sr. Unscd. bonds	6.15	9/15/19	1,200,000		1,328,293
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		168,989

Hess,
Sr. Unscd. Bonds	8.13	2/15/19	1,200,000		1,237,753
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		596,401
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000		412,796
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	1,000,000		883,515
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000		216,721
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000		326,915
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,000,000		764,083
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		465,261
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000		395,707
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000		380,880
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000		137,667
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	1,000,000	b	842,722
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000		487,871
Noble Holding International,
Gtd. Notes	3.95	3/15/22	1,000,000	b	508,104
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,769,170
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000		420,599
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		47,515
Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000		598,574
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000		175,042

Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	1,000,000		931,592
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000		629,579
Pride International,
Gtd. Notes	6.88	8/15/20	1,000,000	b	699,369
Regency Energy Partners,
Gtd. Notes	4.50	11/1/23	750,000		600,865
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000		536,604
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000		238,375
Shell International Finance,
Gtd. Notes	4.30	9/22/19	1,600,000		1,705,192
Shell International Finance,
Gtd. Notes	4.38	5/11/45	620,000		577,144
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		575,045
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	500,000	b	310,625
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000		252,186
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000		371,554
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000		938,571
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000		1,750,400
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000		911,480
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000		162,306
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000		134,769
Tennessee Gas Pipeline,
Gtd. Debs.	7.00	10/15/28	390,000		386,610
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000		65,886

Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000	502,320
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	344,872
Total Capital,
Gtd. Notes	2.13	8/10/18	1,500,000	1,504,444
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000	1,509,929
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	483,732
TransCanada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	200,212
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	77,350
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	787,135
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	615,000	598,535
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	183,842
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000	70,762
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	1,000,000	775,720
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	573,369
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000	878,964
				57,045,048
Financial--8.4%
Abbey National Treasury Service,
Gtd. Notes	2.38	3/16/20	750,000	755,822
Abbey National Treasury Service,
Gtd. Notes	3.05	8/23/18	800,000	824,813
Ace Ina Holdings,
Gtd. Notes	3.35	5/15/24	250,000	256,155
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,

Ser. A-4	5.17	1/1/20	169,654		177,398
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	500,000		484,965
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		624,260
Air Lease,
Sr. Unscd. Notes	2.13	1/15/18	500,000		494,550
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000	b	348,031
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000		98,883
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	500,000		498,527
Allstate,
Sub. Debs.	5.75	8/15/53	300,000	a	306,187
American Express Credit,
Sr. Unscd. Notes	1.55	9/22/17	500,000		500,493
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		754,356
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000		1,739,661
American Express,
Sub. Notes	3.63	12/5/24	500,000		499,137
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		746,282
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000		554,675
American Honda Finance,
Sr. Unscd. Bonds	2.15	3/13/20	750,000		753,714
American International Group,
Sr. Unscd. Notes	4.80	7/10/45	480,000		441,755
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,495,267
American International Group,
Sr. Unscd. Notes	6.25	5/1/36	750,000		843,887
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000		594,678
American Tower,

Sr. Unscd. Notes	4.50	1/15/18	500,000	521,768
AON,
Gtd. Notes	4.60	6/14/44	1,000,000	964,276
Australia & New Zealand Banking
Group of New York, Sr. Unscd.
Bonds	1.25	6/13/17	1,000,000	999,063
AvalonBay Communities,
Sr. Unscd. Bonds	4.20	12/15/23	750,000	803,839
AXA,
Sub. Bonds	8.60	12/15/30	165,000	221,570
Bank of America,
Sr. Unscd. Notes	1.25	2/14/17	1,500,000	1,498,429
Bank of America,
Sr. Unscd. Notes	1.95	5/12/18	1,000,000	999,764
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000	401,858
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000	986,516
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	900,000	879,159
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000	1,029,474
Bank of America,
Sub. Notes	4.20	8/26/24	800,000	795,563
Bank of America,
Sub. Notes	4.75	4/21/45	500,000	479,348
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000	517,577
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000	885,637
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	1,035,710
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,777,000
Bank of Nova Scotia,
Sr. Unscd. Notes	1.30	7/21/17	1,000,000	999,213
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/21	1,000,000	1,020,045

Bank of Nova Scotia,
Sub. Notes	4.50	12/16/25	1,000,000		990,400
Barclays Bank,
Sub. Notes	5.14	10/14/20	1,000,000		1,101,957
Barclays,
Sr. Unscd. Notes	3.65	3/16/25	750,000		720,390
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		202,254
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000		1,013,789
BB&T,
Sub. Notes	4.90	6/30/17	150,000		156,610
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000		1,947,136
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000		817,092
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	1,000,000		1,022,340
Blackrock,
Sr. Unscd. Notes	3.50	3/18/24	500,000		521,616
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000		557,767
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000		1,558,221
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,000,000		1,126,835
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000		1,015,155
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	b	210,314
Branch Banking & Trust,
Sr. Unscd. Notes	1.35	10/1/17	500,000		499,295
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	500,000	b	499,353
Capital One Bank USA,
Sr. Unscd. Notes	1.20	2/13/17	750,000		748,315
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	1,000,000		1,002,155

Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000	793,785
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000	196,598
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	679,329
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	940,000	939,507
Citigroup,
Sr. Unscd. Notes	2.65	10/26/20	2,500,000	2,498,450
Citigroup,
Sr. Unscd. Notes	3.75	6/16/24	1,000,000	1,012,612
Citigroup,
Sub. Notes	4.05	7/30/22	1,750,000	1,786,428
Citigroup,
Sr. Unscd. Notes	4.95	11/7/43	557,000	579,672
Citigroup,
Sub. Notes	5.50	9/13/25	500,000	537,471
Citigroup,
Sub. Notes	6.13	8/25/36	1,000,000	1,112,451
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000	125,219
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	1,000,000	1,001,237
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	500,000	503,115
Comerica,
Sub. Notes	3.80	7/22/26	1,000,000	1,008,081
Commonwealth Bank of Australia,
Sr. Unscd. Bonds	1.40	9/8/17	500,000	500,435
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000	662,665
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000	514,511
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000	1,085,074
Credit Suisse,
Sub. Notes	6.00	2/15/18	1,000,000	1,078,099

Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000		277,151
Credit Suisse Group Funding,
Gtd. Notes	3.13	12/10/20	500,000	c	502,073
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/25	1,000,000		974,002
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		295,228
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000		960,137
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	750,000		745,933
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000		897,008
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000		495,889
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000		806,028
Duke Realty,
Sr. Unscd. Notes	3.75	12/1/24	750,000		743,819
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000		1,005,753
Federal Realty Investment,
Sr. Unscd. Notes	4.50	12/1/44	750,000		786,982
Fidelity National Information
Services, Gtd. Notes	2.00	4/15/18	500,000		494,026
Fidelity National Information
Services, Sr. Unscd. Notes	3.63	10/15/20	450,000		458,810
Fidelity National Information
Services, Sr. Unscd. Notes	5.00	10/15/25	350,000		365,957
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000		1,035,352
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000		517,522
First Republic Bank,
Sr. Unscd. Bonds	2.38	6/17/19	500,000		500,991
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000		499,396

Fiserv,
Gtd. Notes	4.63	10/1/20	400,000	432,700
Ford Motor Credit,
Sr. Unscd. Notes	2.24	6/15/18	1,070,000	1,059,053
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	499,545
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/21	750,000	744,830
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,278,181
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	971,000	1,136,066
General Electric Capital,
Gtd. Bonds	2.20	1/9/20	500,000	508,709
General Electric Capital,
Gtd. Notes	2.30	4/27/17	1,000,000	1,014,900
General Electric Capital,
Gtd. Notes	3.10	1/9/23	1,000,000	1,038,776
General Electric Capital,
Gtd. Notes	4.65	10/17/21	1,400,000	1,574,637
General Electric Capital,
Gtd. Notes	5.55	5/4/20	500,000	572,676
General Electric Capital,
Gtd. Bonds	5.63	9/15/17	1,000,000	1,069,963
General Electric Capital,
Gtd. Notes	5.63	5/1/18	1,335,000	1,462,168
General Electric Capital,
Gtd. Notes	5.88	1/14/38	1,000,000	1,235,001
General Electric Capital,
Gtd. Notes, Ser. A	6.75	3/15/32	2,000,000	2,627,622
General Motors Financial,
Gtd. Notes	2.40	4/10/18	910,000	900,935
General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000	490,862
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000	476,501
General Motors Financial,
Gtd. Notes	4.38	9/25/21	500,000	508,752

Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,001,870
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	498,149
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	500,000	500,189
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,017,126
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,006,329
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	130,000	129,829
Goldman Sachs Group,
Sub. Notes	5.15	5/22/45	750,000	733,750
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,097,504
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	1,000,000	1,073,865
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	551,722
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	736,930
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	202,180
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	1,000,000	1,189,752
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000	1,736,902
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,140,131
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	756,214
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	405,377
Health Care REIT,
Sr. Unscd. Notes	4.95	1/15/21	600,000	652,765
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	567,483

HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	495,431
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,670,371
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,548,463
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	638,186
Industrial & Commercial Bank of
China, Sr. Unscd. Notes	2.35	11/13/17	500,000	503,593
Industrial & Commercial Bank of
China, Sr. Unscd. Notes	2.91	11/13/20	750,000	759,739
Intercontinental Exchange Group,
Gtd. Notes	4.00	10/15/23	350,000	368,034
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	424,662
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	263,511
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	498,148
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	35,635
John Deere Capital,
Sr. Unscd. Notes	1.35	1/16/18	400,000	400,202
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,976,733
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.13	1/23/25	1,500,000	1,456,269
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	994,501
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000	995,851
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.90	7/15/25	750,000	769,768
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/26	500,000	498,217
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	500,000	533,073

JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	2/1/44	1,150,000	1,223,078
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	6.00	1/15/18	500,000	538,945
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,688,490
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	796,370
JPMorgan Chase Bank,
Sub. Bonds	6.00	10/1/17	150,000	159,776
KeyBank,
Sr. Uncd. Notes	3.30	6/1/25	400,000	405,017
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	127,768
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	245,475
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	254,361
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	260,366
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000	386,684
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000	505,635
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	575,000	662,464
Lloyds Bank,
Gtd. Notes	1.75	3/16/18	500,000	500,408
Lloyds Bank,
Gtd. Notes	2.05	1/22/19	1,500,000	1,505,299
Lloyds Bank,
Gtd. Notes	2.35	9/5/19	500,000	504,536
Lloyds Bank,
Gtd. Notes	2.40	3/17/20	500,000	505,005
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	241,635
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000	494,944

Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	500,000		501,090
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		326,865
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000		506,380
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		2,898,414
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		167,985
MetLife,
Sr. Unscd. Debs.	1.90	12/15/17	1,000,000	a	1,004,357
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000		254,224
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	750,000		676,306
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000		857,807
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		418,748
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	1,000,000		1,001,171
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000		512,452
Morgan Stanley,
Sub. Notes	3.95	4/23/27	1,000,000		967,407
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	500,000		510,932
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000		1,013,891
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000		1,099,508
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000		852,729
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,200,000		1,311,400
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		392,585

Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,490,872
MUFG Americas Holdings Corp.,
Sr. Unscd. Notes	1.63	2/9/18	500,000	497,002
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000	507,702
Nasdaq OMX Group,
Sr. Unscd. Notes	4.25	6/1/24	500,000	511,199
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/20	260,000	264,251
National Australia Bank,
Sr. Unscd. Notes	2.63	1/14/21	500,000	505,116
National City,
Sub. Notes	6.88	5/15/19	600,000	683,359
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000	503,805
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,182,412
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	700,000	812,107
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	903,173
Omega Healthcare Investors,
Gtd. Notes	4.50	1/15/25	300,000	295,795
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	175,655
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/20	1,000,000	1,014,724
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,038,812
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	258,623
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	379,416
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000	523,885
Progressive,

Sr. Unscd. Notes	6.63	3/1/29	100,000	129,438
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	1,250,000	1,203,685
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	1,000,000	1,025,227
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	500,000	582,155
Realty Income,
Sr. Unscd. Notes	2.00	1/31/18	200,000	200,821
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000	499,982
Regency Centers,
Gtd. Notes	5.88	6/15/17	145,000	152,988
Regions Financial,
Sr. Unscd. Notes	2.00	5/15/18	585,000	581,962
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	369,843
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	500,000	499,877
Royal Bank of Canada,
Sr. Unscd. Notes	1.40	10/13/17	1,000,000	999,770
Royal Bank of Canada,
Sr. Unscd. Notes	1.80	7/30/18	250,000	250,838
Royal Bank of Canada,
Sr. Unscd. Notes	2.00	12/10/18	500,000	502,498
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/20	750,000	753,265
Santander Bank,
Sr. Unscd. Notes	2.00	1/12/18	500,000	496,245
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/20	1,000,000	1,000,112
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000	507,169
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	1,500,000	1,509,423
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	500,000	672,697
State Street Bank & Trust,

Sub. Notes	5.25	10/15/18	200,000	219,694
State Street,
Sr. Unscd. Notes	2.55	8/18/20	310,000	316,496
State Street,
Sr. Unscd. Notes	3.55	8/18/25	290,000	304,862
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	264,611
Sumitomo Mitsui Banking,
Gtd. Notes	1.35	7/11/17	500,000	498,296
Sumitomo Mitsui Banking,
Bank Gtd. Notes	1.50	1/18/18	390,000	388,049
Sumitomo Mitsui Banking,
Bank Gtd. bonds	3.00	1/18/23	290,000	292,933
Sumitomo Mitsui Banking,
Gtd. Notes	3.40	7/11/24	500,000	511,862
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	486,209
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000	503,463
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	1,000,000	1,009,880
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	1,000,000	997,708
Tanger Properties,
Sr. Unscd. Notes	3.75	12/1/24	500,000	502,012
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	500,000	507,072
Toronto-Dominion Bank,
Sr. Unscd. Notes	1.63	3/13/18	1,000,000	1,002,668
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/20	500,000	504,459
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000	766,641
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	500,000	500,669
Toyota Motor Credit,
Sr. Unscd. Notes	1.45	1/12/18	500,000	501,901
Toyota Motor Credit,

Sr. Unscd. Notes	2.15	3/12/20	500,000	506,882
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	1,000,406
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	1,000,000	1,082,040
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	500,000	566,729
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,448,135
UBS AG Stamford,
Sr. Unscd. Notes	1.38	8/14/17	500,000	499,163
UBS,
Sr. Unscd. Notes	1.80	3/26/18	1,000,000	1,001,966
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	513,297
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	321,130
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000	994,646
Visa,
Sr. Unscd. Notes	2.20	12/14/20	740,000	746,490
Visa,
Sr. Unscd. Notes	3.15	12/14/25	710,000	722,676
Visa,
Sr. Unscd. Notes	4.15	12/14/35	270,000	279,576
Visa,
Sr. Unscd. Notes	4.30	12/14/45	475,000	491,488
Voya Financial,
Gtd. Notes	5.50	7/15/22	750,000	840,083
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000	1,956,264
Wachovia,
Gtd. Notes	5.75	2/1/18	1,100,000	1,188,025
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000	250,756
Wells Fargo & Co.,
Sr. Unscd. Notes	1.15	6/2/17	950,000	948,886
Wells Fargo & Co.,

Sr. Unscd. Notes	1.50	1/16/18	500,000	499,528
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,261,028
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	2/19/25	980,000	957,647
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	505,277
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	507,742
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	972,729
Wells Fargo & Co.,
Sub. Notes	4.90	11/17/45	500,000	503,407
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000	540,007
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	840,000	902,740
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/20	1,500,000	1,510,461
Westpac Banking,
Sub Bonds	4.63	6/1/18	500,000	528,775
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	700,000	769,398
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	500,000	593,906
XLIT,
Gtd. Notes	6.38	11/15/24	1,400,000	1,655,378
				210,669,982
Foreign/Governmental--4.4%
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000	499,369
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	1,000,000	1,039,357
AID-Israel,
Gtd. Bonds	5.50	9/18/23	450,000	554,465
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,787,590
Asian Development Bank,

Sr. Unscd. Notes	2.00	1/22/25	1,000,000		992,214
Asian Development Bank,
Sr. Unscd. Bonds	2.13	3/19/25	500,000		501,875
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	1,000,000		1,013,940
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	1,000,000	b	1,017,500
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	500,000		411,250
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000		467,500
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	1,500,000		1,672,500
Colombian Government,
Sr. Unscd. Bonds	8.13	5/21/24	500,000		590,000
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000		1,190,000
Council of Europe,
Sr. Unscd. Notes	1.50	6/19/17	1,000,000		1,008,974
Council of Europe,
Sr. Unscd. Notes	1.75	11/14/19	500,000		506,135
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000		771,250
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.00	2/16/17	2,000,000		2,010,410
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.75	6/14/19	500,000		509,307
European Investment Bank,
Sr. Unscd. Bonds	1.00	8/17/17	2,000,000		2,004,244
European Investment Bank,
Sr. Unscd. Notes	1.00	12/15/17	1,000,000	b	1,000,180
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/18	750,000		752,162
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000	b	1,263,151
European Investment Bank,

Sr. Unscd. Notes	1.75	6/17/19	1,500,000	1,521,033
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000	1,018,147
European Investment Bank,
Sr. Unscd. Notes	1.88	2/10/25	1,000,000	976,745
European Investment Bank,
Sr. Unscd. Notes	2.00	3/15/21	1,500,000	1,529,085
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	2,117,340
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	2,700,000	2,851,737
Export Development Canada,
Sr. Unscd. Bonds	1.75	8/19/19	400,000	406,191
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000	1,027,709
Export-Import Bank of Korea,
Sr. Unscd. Bonds	4.00	1/14/24	1,500,000	1,629,447
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000	34,045
FMS Wertmanagement,
Gtd. Notes	1.75	3/17/20	750,000	760,540
Inter-American Development Bank,
Sr. Unscd. Notes	0.88	3/15/18	500,000	499,499
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000	1,020,666
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000	2,186,312
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000	585,204
International Bank for
Reconstruction and
Development, Sr.Unscd. Notes	0.63	5/2/17	1,500,000	1,488,870
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.00	11/15/17	2,540,000	2,549,736
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.00	10/5/18	730,000	729,907

International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000		503,576
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.38	4/10/18	500,000		505,203
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000		511,727
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.88	10/7/22	350,000		351,272
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.50	7/29/25	1,000,000		1,037,009
International Bank for
Reconstruction and
Development, Sr. Unsub. Bonds	7.63	1/19/23	700,000		961,491
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,140,501
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,526,425
Japan Bank for International
Cooperations, Gtd. Notes	2.75	1/21/26	1,500,000		1,518,278
KFW,
Gov't Gtd. Notes	0.75	3/17/17	1,500,000		1,498,963
KFW,
Gov't Gtd. Notes	1.00	1/26/18	500,000		500,485
KFW,
Gtd. Notes	1.13	11/16/18	1,000,000		998,743
KFW,
Gtd. Notes	1.50	2/6/19	1,000,000		1,007,570
KFW,
Gov't Gtd. Notes	1.75	10/15/19	1,000,000		1,013,010
KFW,
Gtd. Notes	2.00	5/2/25	1,100,000	b	1,089,152
KFW,
Gov't Gtd. Bonds	2.50	11/20/24	500,000		515,031

KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000	2,742,602
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000	3,894,833
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000	1,117,639
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000	1,286,851
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	512,293
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	1,000,000	1,018,982
Landwirtschaftliche Rentenbank,
Gtd. Notes	2.38	6/10/25	500,000	510,191
Landwirtschaftliche Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	950,000	990,380
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000	243,438
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000	503,750
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	1,000,000	891,250
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000	860,625
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	950,000	1,052,362
Mexican Government,
Sr. Unscd. Notes	6.75	9/27/34	1,340,000	1,624,750
Nordic Investment Bank,
Sr. Unscd. Notes	1.13	3/19/18	750,000	752,802
OeKB,
Gtd. Notes	1.50	10/21/20	1,280,000	1,274,564
OeKB,
Gtd. Notes	1.63	3/12/19	500,000	505,276
Panamanian Government,
Sr. Unscd. Bonds	3.75	3/16/25	500,000	493,750
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000	217,500

Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		840,000
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	370,000		428,275
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	1,000,000		1,257,500
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000		906,940
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		379,400
Petroleos Mexicanos,
Gtd. Notes	5.50	6/27/44	1,000,000	c	758,800
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000	c	580,313
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		510,000
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,000,000		890,210
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		604,277
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		469,938
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,308,621
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,286,628
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,548,932
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,641,908
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,222,386
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		12,489
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		601,988
Province of Ontario Canada,

Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,491,015
Province of Quebec Canada,
Debentures, Ser. NJ	7.50	7/15/23	200,000		267,615
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		814,531
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,169,300
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	1,000,000		976,180
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	1,100,000		1,194,259
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		406,491
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000		742,792
Turkish Government,
Sr. Unscd. Bonds	4.25	4/14/26	1,450,000	b	1,385,504
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000		894,390
Turkish Government,
Sr. Unscd. Notes	6.63	2/17/45	900,000		1,029,093
Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000		549,089
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000		758,594
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	1,000,000		982,500
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	b	763,125
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		367,500
					110,708,443
Health Care--2.4%
Abbott Laboratories,
Sr. Unscd. Notes	4.13	5/27/20	500,000		545,079
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	1,140,000		1,137,311
AbbVie,

Sr. Unscd. Notes	2.90	11/6/22	1,500,000	1,476,191
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000	170,437
AbbVie,
Sr. Unscd. Notes	4.40	11/6/42	1,000,000	940,221
Actavis Funding Services,
Gtd. Notes	1.85	3/1/17	750,000	752,933
Actavis Funding Services,
Gtd. Notes	4.85	6/15/44	500,000	504,270
Actavis Funding,
Gtd. Notes	3.00	3/12/20	795,000	806,709
Actavis Funding,
Gtd. Notes	3.45	3/15/22	750,000	762,082
Actavis Funding,
Gtd. Notes	4.75	3/15/45	750,000	752,906
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000	1,066,507
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000	519,061
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	367,532
AmerisourceBergen,
Sr. Unscd. Notes	1.15	5/15/17	650,000	645,757
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000	2,138,374
Amgen,
Sr. Unscd. Notes	4.40	5/1/45	410,000	382,740
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000	617,684
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	422,622
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	750,000	755,300
Anthem,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000	1,672,601
Anthem,
Sr. Unscd. Notes	5.88	6/15/17	65,000	68,701
Astrazeneca,

Sr. Unscd. Notes	2.38	11/16/20	350,000		351,433
Astrazeneca,
Sr. Unscd. Notes	3.38	11/16/25	285,000		286,927
Astrazeneca,
Sr. Unscd. Notes	4.38	11/16/45	205,000		205,441
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		664,231
Baxalta,
Sr. Unscd. Notes	2.88	6/23/20	240,000	c	236,601
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,000,000		1,019,427
Becton Dickinson,
Sr. Unscd. Notes	3.88	5/15/24	650,000		666,463
Biogen,
Sr. Unscd. Notes	5.20	9/15/45	240,000		244,020
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	950,000		1,060,776
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	750,000		743,388
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000		599,386
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000		499,317
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000		302,790
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000		501,819
Celgene,
Sr. Unscd. Notes	3.88	8/15/25	190,000		192,174
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000		780,115
Celgene,
Sr. Unscsd. Notes	5.00	8/15/45	450,000		450,558
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,150,000		1,238,281
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		633,598
Dignity Health,

Scd. Bonds	2.64	11/1/19	1,000,000	1,017,935
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000	908,201
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	1,000,000	1,104,087
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/35	190,000	194,007
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	500,000	511,287
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000	511,103
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	628,000	636,398
GlaxoSmithKline Capital,
Gtd. Notes	4.20	3/18/43	500,000	506,692
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000	811,166
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000	201,085
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000	614,564
Keysight Technologies,
Gtd. Notes	3.30	10/30/19	1,000,000	992,050
Laboratory Corporation of America
Holdings, Sr. Unscd. Notes	4.00	11/1/23	750,000	769,921
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000	545,900
McKesson,
Sr. Unscd. Notes	4.88	3/15/44	500,000	504,319
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000	1,660,439
Medtronic,
Gtd. Notes	3.50	3/15/25	1,050,000	1,079,358
Medtronic,
Gtd. Notes	4.63	3/15/44	1,000,000	1,035,608
Medtronic,
Gtd. Notes	4.63	3/15/45	1,000,000	1,051,453
Memorial Sloan-Kettering,

Sr. Unscd. Notes	4.20	7/1/55	500,000		494,641
Merck & Co.,
Sr. Unscd. Notes	1.30	5/18/18	914,000		918,579
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000		495,547
Merck & Co.,
Sr. Unscd. Notes	3.70	2/10/45	350,000		327,550
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	885,888
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		192,359
Mylan,
Gtd. Notes	5.40	11/29/43	300,000		284,480
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		1,005,959
Perrigo,
Sr. Unscd. Notes	2.30	11/8/18	1,000,000		991,821
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,020,505
Pfizer,
Sr. Unscd. Notes	4.30	6/15/43	500,000		510,163
Pfizer,
Sr. Unscd. Notes	4.40	5/15/44	500,000		519,440
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	1,650,000		1,866,769
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000		492,136
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		312,799
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	900,000		971,441
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		500,386
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		501,171
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		491,217
Teva Pharmaceutical Finance,

Gtd. Notes	6.15	2/1/36	5,000	5,541
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000	498,528
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000	538,600
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000	360,607
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000	343,833
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000	300,659
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	1,076,818
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	256,786
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.00	4/1/18	500,000	498,680
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	500,000	488,084
Zimmer Biomet Holdings,
Sr. Unscd. Notes	4.25	8/15/35	500,000	464,205
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	496,755
				59,949,283
Industrial--1.4%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	939,126
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	1,500,000	1,695,530
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	750,000	740,030
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	783,666
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	127,874
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	142,685
Canadian National Railway,

Sr. Unscd. Notes	6.71	7/15/36	650,000		874,322
Canadian Pacific Railway,
Sr. Unscd. Notes	4.50	1/15/22	1,000,000		1,083,388
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	9/15/15	220,000		225,719
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000		2,300,722
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	b	484,536
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/36	237,000		284,102
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000		519,380
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000		462,554
CSX,
Sr. Unscd. Notes	4.75	5/30/42	250,000		248,485
Eaton,
Gtd. Notes	1.50	11/2/17	500,000		498,047
Eaton,
Gtd. Notes	4.15	11/2/42	400,000		378,933
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000		259,721
FedEx,
Gtd. Notes	2.30	2/1/20	500,000		503,721
FedEx,
Gtd. Notes	4.00	1/15/24	750,000		786,594
FedEx,
Gtd. Notes	4.75	11/15/45	750,000		742,177
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000		524,151
General Electric,
Sr. Unscd. Bonds	5.25	12/6/17	1,000,000		1,072,680
Honeywell International,
Sr. Unscd. Notes	5.30	3/15/17	1,000,000		1,047,323
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	500,000		482,333
Ingersoll-Rand Global Holding,

Gtd. Notes	2.88	1/15/19	225,000		226,263
John Deere Capital,
Sr. Unscd. Notes	1.13	6/12/17	115,000		115,002
John Deere Capital,
Sr. Unscd. Notes	1.55	12/15/17	750,000		751,976
Kansas City Southern Railway,
Gtd. Notes	4.95	8/15/45	300,000	c	295,896
Koninklijke Philips,
Sr. Unscd. Notes	5.75	3/11/18	500,000		536,751
L-3 Communications,
Gtd. Notes	1.50	5/28/17	750,000		744,188
Lockheed Martin,
Sr. Unscd. Notes	2.50	11/23/20	420,000		423,809
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/26	235,000		241,588
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000		456,794
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	1,000,000		957,242
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		561,179
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000		310,052
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	1,200,000		1,216,840
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,299
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000		672,207
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		202,969
Republic Services,
Gtd. Notes	3.80	5/15/18	500,000		522,261
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		883,190
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000		502,552
Ryder System,

Sr. Unscd. Notes	2.35	2/26/19	500,000		499,487
Tyco International Finance,
Gtd. Notes	5.13	9/14/45	100,000		101,473
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		400,447
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		149,077
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		349,467
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	8/15/25	951,987		993,636
United Airlines 2014-2 PTT,
Pass Thru Certs., Ser.A	3.75	9/3/26	300,000		303,750
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	14,165
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,683,568
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,173,735
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000		388,659
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		769,601
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		64,675
United Technologies,
Sr. Unscd. Notes	8.75	3/1/21	50,000		65,014
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		511,897
					35,299,508
Information Technology--1.4%
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		497,676
Apple,
Sr. Unscd. Notes	1.05	5/5/17	500,000		501,793
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000		513,488
Apple,

Sr. Unscd. Notes	2.40	5/3/23	500,000		491,193
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000		828,134
Apple,
Sr. Unscd. Notes	3.20	5/13/25	510,000		518,658
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000		519,119
Apple,
Sr. Unscd. Notes	4.38	5/13/45	540,000		527,747
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		494,292
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/25	1,000,000		1,021,599
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		503,614
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		508,793
Autodesk Inc.
Sr. Unscd. Notes	4.38	6/15/25	1,000,000		1,004,177
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000		752,507
eBay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		543,061
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000		956,603
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		324,193
Harris,
Sr. Unscd. Notes	5.05	4/27/45	700,000	b	708,481
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		609,617
HP Enterprise,
Sr. Unscd. Notes	2.85	10/5/18	650,000	c	650,138
HP Enterprise,
Sr. Unscd. Notes	3.60	10/15/20	640,000	c	642,328
HP Enterprise,
Sr. Unscd. Notes	4.90	10/15/25	1,000,000	c	953,613
HP Enterprise,

Sr. Unscd. Notes	6.35	10/15/45	210,000	c	190,553
Intel,
Sr. Unscd. Notes	3.10	7/29/22	300,000		310,717
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,223,008
International Business Machines,
Sr. Unscd. Notes	1.25	2/6/17	1,000,000		1,003,625
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		684,251
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		642,994
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000		547,296
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		370,477
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	328,000		339,890
Microsoft,
Sr. Unscd Notes	2.00	11/3/20	1,050,000		1,060,922
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	920,000		942,592
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000		920,524
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,091,249
Microsoft,
Sr. Unscd. Notes	4.45	11/3/45	411,000		422,152
Microsoft,
Sr. Unscd. Notes	4.75	11/3/55	135,000		135,925
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		784,111
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	1,000,000		1,021,268
Oracle,
Sr. Unscd. Notes	2.80	7/8/21	600,000		614,714
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	1,250,000		1,282,091
Oracle,

Sr. Unscd. Notes	3.90	5/15/35	480,000		449,440
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	680,000		618,241
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,331,666
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		164,318
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		613,041
Qualcomm,
Sr. Unscd. Notes	2.25	5/20/20	500,000	b	501,708
Qualcomm,
Sr. Unscd. Notes	3.45	5/20/25	360,000		350,774
Qualcomm,
Sr. Unscd. Notes	4.65	5/20/35	140,000		130,985
Qualcomm,
Sr. Unscd. Notes	4.80	5/20/45	210,000		187,358
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	800,000		688,370
Texas Instruments,
Sr. Unscd. Notes	2.75	3/12/21	400,000		409,958
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000		510,679
					34,615,721
Materials--.9%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000		449,302
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		500,767
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		992,949
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		909,821
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000		386,558
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		1,858,277
CF Industries,

Gtd. Notes	3.45	6/1/23	500,000		456,575
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		389,179
Cytec Industries,
Sr. Unscd. Notes	3.95	5/1/25	100,000		98,401
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	775,000		818,244
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		1,990,562
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		473,511
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		255,870
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		611,898
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	500,000		473,229
Freeport-McMoRan,
Gtd. Notes	3.10	3/15/20	1,500,000		701,250
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	600,000		239,688
Glencore Canada,
Gtd. Notes	5.50	6/15/17	165,000	b	155,975
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		469,712
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	600,000		517,484
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	1,200,000		1,184,639
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		445,437
Methanex,
Sr. Unscd. Notes	4.25	12/1/24	500,000		414,078
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,000,032
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		291,432
Newmont Mining,

Gtd. Notes	6.25	10/1/39	1,000,000		827,452
Owens Corning,
Gtd. Notes	7.00	12/1/36	235,000	a	261,855
Potash Corp of Saskatchewan,
Sr. Unscd. Bonds	3.63	3/15/24	500,000		497,369
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	1,000,000		1,007,722
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		387,345
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	600,000		587,815
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		886,699
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000		21,506
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	1,000,000		734,060
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		67,125
Vale Overseas,
Gtd. Notes	4.38	1/11/22	700,000	b	490,000
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	b	572,382
Valspar,
Sr. Unscd. Notes	3.95	1/15/26	500,000		503,917
					22,930,117
Municipal Bonds--.8%
American Municipal Power, Inc.,
Combined Hydroelectic Projects
Revenue (Build America Bonds)	8.08	2/15/50	100,000		149,664
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000		1,412,190
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000		879,474

California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,416,130
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,345,568
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	500,000	508,040
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000	2,014,682
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,996,272
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	976,794
Municipal Electric Authority of
Georgia, GO (Plant Vogtle
Units 3 and 4 Project J Bonds)
(Build America Bonds)	6.64	4/1/57	1,000,000	1,200,430
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,143,815
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000	726,943
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	1,000,000	1,199,260
Port Authority of New York and New
Jersey (Consolidated Bonds,
192nd Series)	4.81	10/15/65	500,000	531,890
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000	829,117
Public Utilities Commission of the
City and County of San

Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000		693,088
San Diego County Water Authority
Financing Agency, Water
Revenue (Build America Bonds)	6.14	5/1/49	620,000		828,810
University of California Regents,
General Revenue	1.80	7/1/19	480,000		487,296
University of California Regents,
General Revenue	4.77	5/15/44	500,000		519,560
					19,859,023
Telecommunications--1.4%
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,313,965
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		112,991
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,000,000		1,002,464
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,002,247
AT&T,
Sr. Unscd. Notes	2.45	6/30/20	500,000		494,959
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		488,496
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	500,000		491,109
AT&T,
Sr. Unscd. Notes	3.40	5/15/25	1,000,000		959,909
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,000,000		904,695
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	1,000,000		890,036
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,436,630
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,017,567
AT&T,
Gtd. Notes	8.25	11/15/31	470,000	a	649,601
British Telecommunications,

Sr. Unscd. Notes	1.25	2/14/17	250,000		249,708
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		626,278
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	252,565
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	2,000,000		2,200,638
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	900,000		1,059,229
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		401,084
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,253,770
GTE,
Gtd. Notes	6.94	4/15/28	100,000		119,238
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		198,474
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		325,963
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	1,000,000		949,690
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	a	1,361,822
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	275,000		260,788
Rogers Communications,
Gtd. Bonds	7.50	8/15/38	125,000		162,193
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,017,879
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	500,000		591,409
Verizon Communications,
Sr. Unscd. Notes	1.35	6/9/17	500,000		499,578
Verizon Communications,
Sr. Unscd. Notes	2.63	2/21/20	2,395,000		2,411,092
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		775,768
Verizon Communications,

Sr. Unscd. Notes	3.50	11/1/21	900,000		928,820
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	500,000		410,307
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	1,000,000		930,918
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000		81,303
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,828,299
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		597,112
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	2,700,000		3,163,001
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		902,311
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		579,233
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		253,161
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		151,626
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		495,945
					35,803,871
U.S. Government Agencies--2.9%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000		499,572
Federal Home Loan Bank,
Bonds	1.00	6/21/17	1,400,000		1,405,676
Federal Home Loan Bank,
Bonds	1.13	4/25/18	1,000,000	b	1,006,097
Federal Home Loan Bank,
Bonds	1.75	12/14/18	1,000,000		1,019,605
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,112,335
Federal Home Loan Bank,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	b	2,106,896
Federal Home Loan Bank,

Bonds	5.00	11/17/17	2,600,000		2,792,452
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		651,562
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,452,410
Federal Home Loan Mortgage Corp.	4.50	10/1/40	3,689,291	d	4,018,313
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,442,364
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	0.75	1/12/18	2,400,000	d	2,395,757
Federal Home Loan Mortgage Corp.,
Notes	0.88	2/22/17	4,500,000	d	4,507,902
Federal Home Loan Mortgage Corp.,
Notes	0.88	3/7/18	1,000,000	d	1,000,008
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	1,000,000	d	1,003,395
Federal Home Loan Mortgage Corp.,
Notes	1.02	4/30/18	1,050,000	d	1,051,616
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.03	11/28/17	500,000	d	500,295
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	d	785,097
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	d	2,503,517
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	d	2,706,080
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	d	134,863
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	d	1,730,426
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	b,d	1,365,084
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	861,202
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	d	699,654
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	b,d	592,413

Federal National Mortgage
Association	0.88	10/26/17	1,600,000	d	1,602,392
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	d	1,894,205
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,375,232
Federal National Mortgage
Association, Sub. Debs.	0.00	10/9/19	2,000,000	d,e	1,881,062
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,300,000	d	2,303,084
Federal National Mortgage
Association, Sr. Unscd. Notes	0.88	12/27/17	700,000	d	699,195
Federal National Mortgage
Association, Notes	0.88	2/8/18	1,500,000	d	1,501,210
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	d	750,105
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	d	700,003
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	d	997,655
Federal National Mortgage
Association, Notes	1.07	7/28/17	925,000	d	925,794
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	d	415,022
Federal National Mortgage
Association, Notes	1.13	4/30/18	2,000,000	d	2,000,268
Federal National Mortgage
Association, Notes	1.75	11/26/19	1,500,000	d	1,528,458
Federal National Mortgage
Association, Notes	1.88	9/18/18	2,000,000	d	2,046,682
Federal National Mortgage
Association, Notes	1.88	2/19/19	500,000	d	511,644
Federal National Mortgage
Association, Notes	2.63	9/6/24	1,100,000	b,d	1,147,606
Federal National Mortgage
Association, Unscd. Notes	3.00	3/1/28	1,000,000	d	1,000,017
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	d	1,265,010

Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,315,523
Federal National Mortgage
Association, Notes	6.63	11/15/30	1,000,000	d	1,472,554
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		50,409
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		627,666
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,497,938
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		868,873
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		226,723
					70,948,921
U.S. Government Agencies/Mortgage-Backed--29.7%
Federal Home Loan Mortgage Corp.:
2.50%			1,400,000	d,f	1,431,392
3.00%			4,375,000	d,f	4,454,993
3.50%			21,650,000	d,f	22,630,031
4.00%			9,500,000	d,f	10,142,377
5.00%			200,000	d,f	219,472
2.00%, 8/1/28 - 8/1/29			1,578,363	d	1,598,742
2.15%, 8/1/43			547,954	a,d	560,145
2.23%, 7/1/43			393,139	a,d	403,090
2.38%, 4/1/33			4,519	a,d	4,708
2.38%, 6/1/35			4,565	a,d	4,830
2.41%, 10/1/43			426,105	a,d	438,245
2.50%, 10/1/27 - 11/1/42			12,768,137	d	13,093,744
2.50%, 6/1/34			3,079	a,d	3,260
2.50%, 8/1/34			2,056	a,d	2,178
2.52%, 6/1/36			7,476	a,d	7,568
2.58%, 3/1/36			6,983	a,d	7,414
2.63%, 12/1/34			11,857	a,d	12,587
2.78%, 11/1/33			3,173	a,d	3,375
3.00%, 9/1/21 - 12/1/45			41,089,632	d	42,322,738
3.50%, 1/1/21 - 12/1/45			31,529,689	d	33,089,278
4.00%, 5/1/18 - 9/1/45			24,946,006	d	26,688,748

4.50%, 4/1/18 - 9/1/44	13,620,399	d	14,787,918
5.00%, 11/1/18 - 1/1/40	10,187,676	d	11,161,285
5.50%, 8/1/16 - 1/1/40	5,246,335	d	5,846,650
6.00%, 5/1/16 - 7/1/39	2,640,982	d	2,993,882
6.50%, 4/1/16 - 3/1/39	1,440,116	d	1,677,899
7.00%, 10/1/17 - 7/1/37	139,092	d	157,347
7.50%, 2/1/23 - 11/1/33	30,112	d	34,088
8.00%, 2/1/17 - 10/1/31	31,343	d	36,379
8.50%, 10/1/18 - 6/1/30	858	d	965
Ser. K714, Cl. A1 2.08%,
12/25/19	502,812	d	509,596
Ser. K017, Cl. A2 2.87%,
12/25/21	850,000	d	889,658
Ser. K032, Cl. A1 3.02%,
2/25/23	516,535	d	539,966
Ser. K033, Cl. A2 3.06%,
7/25/23	1,000,000	a,d	1,044,996
Ser. K043, Cl. A2 3.06%,
12/25/24	648,000	d	670,618
Ser. K039, Cl. A2 3.30%,
7/25/24	1,000,000	d	1,056,356
Ser. L032, Cl. A2 3.31%,
5/25/23	1,250,000	a,d	1,327,856
Ser. K014, Cl. A2 3.87%,
4/25/21	1,800,000	d	1,966,910
Ser. K012, Cl. A2 4.19%,
12/25/20	1,284,000	a,d	1,425,110
Federal National Mortgage Association:
2.50%	8,475,000	d,f	8,665,851
3.00%	8,275,000	d,f	8,478,493
3.50%	38,800,000	d,f	40,630,598
4.00%	25,225,000	d,f	26,949,373
2.00%, 7/1/28 - 5/1/30	2,430,201	d	2,447,815
2.17%, 5/1/43	450,109	a,d	461,412
2.33%, 12/1/35	6,823	a,d	7,142
2.34%, 2/1/37	2,735	a,d	2,861
2.37%, 3/1/37	47,581	a,d	50,699
2.38%, 10/1/34	14,105	a,d	14,784

2.42%, 1/1/35	5,737	a,d	5,983
2.50%, 7/1/27 - 8/1/43	12,036,332	d	12,302,106
2.50%, 12/1/36	9,888	a,d	10,166
2.52%, 5/1/33	5,740	a,d	5,784
2.52%, 9/1/33	4,040	a,d	4,290
2.59%, 6/1/35	274	a,d	278
2.65%, 11/1/32	10,907	a,d	11,608
2.69%, 9/1/33	14,319	a,d	15,325
2.69%, 11/1/36	21,265	a,d	22,493
2.71%, 11/1/35	383	a,d	403
2.71%, 11/1/43	180,605	a,d	187,352
2.94%, 5/1/42	296,015	a,d	307,712
3.00%, 10/1/26 - 1/1/46	63,406,709	d	65,320,172
3.04%, 12/1/41	403,473	a,d	423,285
3.50%, 1/20/25 - 11/1/45	47,561,627	d	50,035,659
4.00%, 2/1/24 - 9/1/45	38,784,732	d	41,539,664
4.50%, 4/1/18 - 11/1/44	29,191,352	d	31,758,238
5.00%, 11/1/17 - 11/1/44	14,994,287	d	16,534,272
5.50%, 1/1/17 - 2/1/42	10,237,852	d	11,457,679
6.00%, 8/1/16 - 11/1/38	4,632,451	d	5,258,084
6.50%, 8/1/16 - 9/1/38	1,114,625	d	1,282,537
7.00%, 11/1/17 - 3/1/38	278,823	d	320,121
7.50%, 4/1/26 - 6/1/31	54,162	d	60,857
8.00%, 3/1/22 - 8/1/30	12,609	d	14,791
8.50%, 2/1/25 - 7/1/30	1,964	d	2,091
9.00%, 10/1/30	1,988	d	2,085
Ser. 2013-M14, Cl. APT
2.50%, 4/25/23	1,142,373	a,d	1,164,291
Ser. 2013-M3, Cl. A2 2.51%,
11/25/22	1,500,000	a,d	1,522,832
Ser. 2014-M11, Cl. 1A
3.12%, 8/25/24	991,388	a,d	1,032,947
Ser. 2014-M3, Cl. AB2
3.46%, 1/25/24	800,000	a,d	848,021
Ser. 2010-M7, Cl. A2 3.66%,
11/25/20	946,788	d	1,014,735
Government National Mortgage Association I:
3.00%	18,575,000	f	19,159,817

3.50%	49,250,000	f	51,943,550
4.00%	19,375,000	f	20,710,671
4.50%	2,000,000	f	2,154,961
2.50%, 2/15/28 - 3/15/43	2,331,716		2,391,383
3.00%, 9/15/42 - 8/15/45	5,556,171		5,748,953
3.50%, 2/15/26 - 9/15/44	5,593,179		5,888,921
4.00%, 2/15/41 - 6/15/45	6,161,881		6,657,479
4.50%, 1/15/19 - 2/15/41	7,767,503		8,449,896
5.00%, 1/15/17 - 4/15/40	7,641,332		8,457,967
5.50%, 9/15/20 - 11/15/38	2,329,886		2,612,579
6.00%, 2/15/17 - 4/15/39	3,185,391		3,618,255
6.50%, 2/15/24 - 2/15/39	624,105		724,322
7.00%, 10/15/27 - 8/15/32	74,989		85,920
7.50%, 12/15/23 - 11/15/30	68,363		75,718
8.00%, 8/15/24 - 3/15/32	15,334		18,731
8.25%, 6/15/27	1,372		1,560
8.50%, 10/15/26	8,825		10,013
9.00%, 2/15/22 - 2/15/23	7,520		7,630
Government National Mortgage Association II:
2.50%, 4/20/28 - 11/20/43	1,547,449	a	1,566,906
3.00%, 11/20/27 - 1/20/46	16,453,547	a	17,074,584
3.50%, 9/20/28 - 12/20/45	12,707,212	a	13,439,639
4.00%, 9/20/43 - 8/20/45	11,800,389		12,648,209
4.50%, 7/20/41 - 11/20/45	11,871,302		12,848,849
5.00%, 3/20/37 - 8/20/44	6,311,630		6,943,489
5.50%, 10/20/31 - 10/20/44	3,334,247		3,703,519
6.50%, 2/20/28	671		776
8.50%, 7/20/25	501		566
			740,366,146
U.S. Government Securities--36.0%
U.S. Treasury Bonds:
2.50%, 2/15/45	8,805,000	b	8,335,341
2.75%, 8/15/42	2,440,000		2,454,725
2.75%, 11/15/42	2,182,000		2,190,396
2.88%, 5/15/43	9,457,000	b	9,714,665
2.88%, 8/15/45	4,720,000		4,824,170
3.00%, 5/15/42	2,870,000		3,037,100
3.00%, 11/15/44	4,810,000		5,045,801

3.00%, 5/15/45	4,950,000		5,189,570
3.00%, 11/15/45	5,970,000		6,265,700
3.13%, 11/15/41	3,620,000		3,927,982
3.13%, 2/15/42	4,320,000		4,684,668
3.13%, 2/15/43	2,990,000		3,225,812
3.13%, 8/15/44	6,215,000		6,688,894
3.38%, 5/15/44	5,330,000		6,015,299
3.50%, 2/15/39	4,200,000		4,874,541
3.63%, 8/15/43	2,885,000		3,417,767
3.63%, 2/15/44	5,030,000		5,948,860
3.75%, 8/15/41	1,290,000		1,553,744
3.75%, 11/15/43	4,995,000		6,050,583
3.88%, 8/15/40	3,620,000		4,432,943
4.25%, 5/15/39	1,000,000		1,294,766
4.25%, 11/15/40	1,810,000		2,342,678
4.38%, 11/15/39	452,000		594,839
4.38%, 5/15/40	1,360,000		1,790,844
4.38%, 5/15/41	1,840,000		2,429,987
4.50%, 2/15/36	2,470,000	b	3,308,787
4.50%, 8/15/39	263,000		352,071
4.63%, 2/15/40	2,066,000		2,816,014
4.75%, 2/15/37	870,000		1,203,217
4.75%, 2/15/41	3,180,000		4,420,388
5.00%, 5/15/37	1,940,000		2,775,488
5.25%, 11/15/28	2,000,000		2,698,868
5.25%, 2/15/29	2,000,000		2,706,484
5.38%, 2/15/31	1,400,000		1,967,519
6.00%, 2/15/26	970,000		1,328,843
6.13%, 8/15/29	1,000,000		1,466,055
6.25%, 5/15/30	550,000		824,259
7.25%, 8/15/22	2,500,000		3,377,930
8.00%, 11/15/21	970,000		1,320,564
8.13%, 5/15/21	420,000		563,071
8.75%, 5/15/17	2,395,000		2,642,406
8.75%, 8/15/20	1,000,000		1,328,125
8.88%, 8/15/17	1,725,000		1,940,996
8.88%, 2/15/19	720,000		891,084

U.S. Treasury Notes:
0.50%, 4/30/17	3,610,000		3,602,033
0.50%, 7/31/17	4,640,000		4,624,233
0.63%, 5/31/17	10,500,000	b	10,488,923
0.63%, 6/30/17	3,595,000		3,590,927
0.63%, 7/31/17	5,565,000	b	5,556,742
0.63%, 8/31/17	7,636,000	b	7,620,491
0.63%, 9/30/17	10,473,000	b	10,449,677
0.63%, 11/30/17	7,470,000	b	7,448,696
0.63%, 4/30/18	3,609,000	b	3,590,110
0.75%, 3/15/17	6,500,000	b	6,505,837
0.75%, 6/30/17	4,817,000	b	4,819,351
0.75%, 10/31/17	9,420,000	b	9,416,317
0.75%, 12/31/17	3,950,000	b	3,947,069
0.75%, 1/31/18	3,510,000		3,508,217
0.75%, 2/28/18	8,175,000	b	8,163,506
0.75%, 3/31/18	4,705,000	b	4,697,557
0.88%, 2/28/17	6,280,000	b	6,294,230
0.88%, 4/30/17	3,810,000	b	3,819,003
0.88%, 5/15/17	1,885,000	b	1,889,454
0.88%, 6/15/17	2,700,000		2,706,275
0.88%, 7/15/17	3,540,000		3,547,746
0.88%, 8/15/17	3,570,000	b	3,577,251
0.88%, 11/15/17	2,595,000		2,599,308
0.88%, 11/30/17	3,530,000	b	3,536,756
0.88%, 1/15/18	3,300,000		3,304,835
0.88%, 1/31/18	3,410,000	b	3,414,528
0.88%, 7/15/18	5,790,000		5,788,304
0.88%, 10/15/18	3,280,000		3,274,939
0.88%, 7/31/19	1,290,000		1,279,796
1.00%, 3/31/17	5,000,000		5,019,140
1.00%, 9/15/17	3,235,000	b	3,247,510
1.00%, 12/15/17	2,435,000		2,444,940
1.00%, 12/31/17	3,505,000		3,519,514
1.00%, 2/15/18	3,265,000		3,276,989
1.00%, 3/15/18	3,310,000		3,322,608
1.00%, 5/15/18	3,690,000		3,701,026
1.00%, 5/31/18	5,910,000	b	5,926,855

1.00%, 8/15/18	3,290,000		3,298,291
1.00%, 9/15/18	4,300,000		4,309,069
1.00%, 9/30/19	3,700,000		3,682,728
1.00%, 11/30/19	1,900,000		1,887,606
1.13%, 6/15/18	5,765,000		5,800,466
1.13%, 1/15/19	3,240,000		3,254,807
1.13%, 12/31/19	2,290,000		2,284,454
1.13%, 3/31/20	1,800,000		1,793,497
1.13%, 4/30/20	4,490,000		4,468,601
1.25%, 10/31/18	3,168,000		3,194,050
1.25%, 11/15/18	3,260,000	b	3,287,061
1.25%, 11/30/18	3,976,000		4,008,770
1.25%, 12/15/18	3,200,000		3,226,374
1.25%, 1/31/19	2,090,000		2,106,001
1.25%, 10/31/19	2,000,000		2,007,696
1.25%, 1/31/20	3,800,000		3,806,680
1.25%, 2/29/20	4,689,000		4,694,678
1.38%, 7/31/18	2,780,000	b	2,813,935
1.38%, 9/30/18	7,468,000	b	7,557,123
1.38%, 11/30/18	1,341,000		1,356,715
1.38%, 12/31/18	1,920,000		1,942,013
1.38%, 2/28/19	3,998,000		4,041,414
1.38%, 1/31/20	3,350,000		3,372,378
1.38%, 2/29/20	5,500,000		5,534,375
1.38%, 3/31/20	6,215,000		6,251,171
1.38%, 4/30/20	7,810,000		7,851,643
1.38%, 5/31/20	3,060,000		3,074,465
1.38%, 8/31/20	6,100,000		6,125,376
1.38%, 9/30/20	3,095,000		3,105,155
1.38%, 10/31/20	2,460,000	b	2,467,016
1.38%, 1/31/21	4,725,000		4,734,596
1.50%, 8/31/18	4,905,000	b	4,980,777
1.50%, 12/31/18	2,850,000		2,893,029
1.50%, 1/31/19	2,534,000		2,571,911
1.50%, 2/28/19	3,910,000		3,967,735
1.50%, 5/31/19	4,800,000		4,868,251
1.50%, 10/31/19	3,320,000		3,362,214
1.50%, 11/30/19	4,660,000		4,717,705

1.50%, 5/31/20	3,110,000		3,142,739
1.50%, 1/31/22	6,785,000		6,770,955
1.63%, 3/31/19	5,000,000		5,091,990
1.63%, 4/30/19	3,500,000		3,564,463
1.63%, 6/30/19	4,000,000		4,073,280
1.63%, 7/31/19	2,910,000		2,962,290
1.63%, 8/31/19	4,500,000		4,580,861
1.63%, 12/31/19	4,310,000		4,381,891
1.63%, 6/30/20	3,835,000		3,892,824
1.63%, 7/31/20	7,600,000		7,714,152
1.63%, 11/30/20	7,925,000		8,040,467
1.63%, 8/15/22	2,300,000		2,302,606
1.63%, 11/15/22	3,050,000	b	3,046,663
1.75%, 10/31/18	2,300,000	b	2,350,402
1.75%, 9/30/19	5,500,000		5,620,852
1.75%, 10/31/20	8,220,000		8,373,319
1.75%, 12/31/20	3,005,000		3,064,397
1.75%, 2/28/22	1,750,000		1,770,440
1.75%, 3/31/22	4,000,000		4,042,892
1.75%, 4/30/22	2,740,000		2,767,775
1.75%, 5/15/22	4,950,000		5,000,658
1.75%, 9/30/22	3,980,000		4,008,684
1.75%, 1/31/23	3,915,000		3,935,186
1.75%, 5/15/23	6,941,000	b	6,962,149
1.88%, 8/31/17	3,140,000		3,195,380
1.88%, 9/30/17	3,130,000		3,187,342
1.88%, 10/31/17	2,910,000	b	2,964,848
1.88%, 6/30/20	1,300,000		1,333,643
1.88%, 11/30/21	4,000,000		4,082,812
1.88%, 8/31/22	3,980,000		4,042,422
1.88%, 10/31/22	3,965,000		4,022,695
2.00%, 7/31/20	3,360,000		3,462,769
2.00%, 9/30/20	6,745,000		6,953,677
2.00%, 11/30/20	2,868,000		2,954,599
2.00%, 5/31/21	4,490,000		4,623,735
2.00%, 8/31/21	935,000		961,516
2.00%, 10/31/21	2,785,000		2,860,936
2.00%, 11/15/21	4,030,000		4,140,196

2.00%, 2/15/22	5,000,000	b	5,139,845
2.00%, 7/31/22	3,980,000		4,074,135
2.00%, 11/30/22	3,940,000		4,027,803
2.00%, 2/15/23	5,465,000		5,587,323
2.00%, 2/15/25	5,705,000		5,752,357
2.00%, 8/15/25	11,435,000	b	11,508,699
2.13%, 8/31/20	3,190,000		3,304,767
2.13%, 1/31/21	1,500,000		1,554,843
2.13%, 6/30/21	6,000,000		6,215,154
2.13%, 8/15/21	4,805,000		4,977,024
2.13%, 9/30/21	5,500,000		5,691,747
2.13%, 12/31/21	3,705,000		3,831,492
2.13%, 6/30/22	4,355,000		4,493,729
2.13%, 12/31/22	3,910,000		4,028,829
2.13%, 5/15/25	11,475,000	b	11,683,661
2.25%, 11/30/17	5,240,000		5,378,367
2.25%, 3/31/21	3,265,000		3,403,763
2.25%, 4/30/21	2,685,000	b	2,798,380
2.25%, 7/31/21	6,100,000		6,356,987
2.25%, 11/15/24	13,035,000	b	13,428,344
2.25%, 11/15/25	7,730,000		7,951,032
2.38%, 7/31/17	3,820,000		3,913,189
2.38%, 5/31/18	520,000		538,099
2.38%, 6/30/18	1,040,000		1,077,721
2.38%, 12/31/20	3,025,000		3,171,404
2.38%, 8/15/24	9,650,000	b	10,048,256
2.50%, 6/30/17	3,500,000	b	3,587,637
2.50%, 8/15/23	5,716,000	b	6,034,959
2.50%, 5/15/24	8,830,000	b	9,290,467
2.63%, 1/31/18	1,520,000		1,574,773
2.63%, 8/15/20	5,000,000		5,289,260
2.63%, 11/15/20	6,700,000		7,092,580
2.75%, 5/31/17	2,230,000		2,290,150
2.75%, 12/31/17	1,643,000		1,703,842
2.75%, 2/28/18	2,040,000		2,120,366
2.75%, 2/15/19	4,170,000	b	4,388,516
2.75%, 11/15/23	10,277,000	b	11,032,318
2.75%, 2/15/24	7,205,000		7,723,284

2.88%, 3/31/18			5,080,000	b	5,299,573
3.00%, 2/28/17			5,080,000	b	5,207,300
3.13%, 4/30/17			4,360,000		4,491,907
3.13%, 5/15/19			5,000,000		5,337,205
3.13%, 5/15/21			7,000,000		7,605,388
3.25%, 3/31/17			5,151,000	b	5,303,923
3.38%, 11/15/19			5,630,000		6,092,274
3.50%, 2/15/18			1,600,000	b	1,686,469
3.50%, 5/15/20			4,050,000		4,426,128
3.63%, 8/15/19			3,210,000		3,490,499
3.63%, 2/15/20			5,430,000		5,945,215
3.63%, 2/15/21			6,900,000		7,648,622
3.75%, 11/15/18			3,000,000	b	3,233,085
3.88%, 5/15/18			1,370,000		1,464,562
4.00%, 8/15/18			4,940,000	b	5,333,753
4.50%, 5/15/17			2,800,000		2,936,665
4.75%, 8/15/17			2,387,000		2,534,044
					898,834,582
Utilities--1.9%
AGL Capital,
Gtd. Notes	3.50	9/15/21	193,000		196,375
Alabama Power,
Sr. Unscd. Notes	3.75	3/1/45	500,000		469,094
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		267,153
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	1,000,000		995,821
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		269,526
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		589,776
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	1,000,000	c	949,077
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		757,631
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		577,198
Connecticut Light & Power,

First Mortgage Bonds	4.30	4/15/44	500,000		520,482
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000		539,781
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		651,809
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		250,427
Consumers Energy,
First Mortgage Bonds	4.35	8/31/64	700,000		679,288
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000	b	1,472,364
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		115,578
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000		518,574
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000		740,611
DTE Electric,
Sr. Scd. Notes, Ser. A	6.63	6/1/36	160,000		213,998
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	800,000		870,193
Duke Energy Carolinas,
First Mortgage Notes	4.00	9/30/42	500,000		495,012
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,000,000		1,277,001
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	150,000		196,196
Duke Energy Indiana,
Sr. Unscd. Notes	6.12	10/15/35	1,000,000		1,237,737
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000		503,061
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		510,074
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000		497,505
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	1,000,000		1,068,717
Exelon Generation,

Sr. Unscd. Notes	6.25	10/1/39	750,000	667,302
Georgia Power,
Sr. Unscd. Notes	4.30	3/15/42	1,300,000	1,265,242
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,861,304
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	33,687
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	933,496
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	750,000	983,919
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,632,504
Nextera Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000	498,484
NiSource Finance,
Gtd. Notes	6.40	3/15/18	677,000	739,803
Oklahoma Gas & Electric,
Sr. Unscd. Notes	4.00	12/15/44	150,000	147,306
Oncor Electric Delivery,
Sr. Scd. Notes	5.00	9/30/17	500,000	523,891
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	206,606
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	317,094
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	538,182
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	565,111
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	933,508
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000	554,375
Pennsylvania Electric,
Sr. Unscd. Notes	5.20	4/1/20	500,000	531,674
Piedmont Natural Gas,
Sr. Unscd. Notes	4.10	9/18/34	500,000	497,095
PPL Capital Funding,

Gtd. Notes	3.40	6/1/23	400,000	402,926
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	400,515
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	558,357
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	637,680
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000	180,984
Public Service Company of
Colorado, First Mortgage Bonds	3.20	11/15/20	1,500,000	1,568,349
Public Service Electric & Gas,
First Mortgage Notes	3.15	8/15/24	1,200,000	1,236,036
Public Service Electric & Gas,
Sr. Scd. Notes, Ser. D	5.25	7/1/35	230,000	271,699
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	423,744
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	962,856
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	500,000	483,961
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	249,191
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,509,561
Southern California Edison,
First Mortgage Bonds, Ser. 08-A	5.95	2/1/38	70,000	87,565
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	577,240
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000	509,953
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	108,174
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	162,636
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000	512,682
Toledo Edison,

Sr. Scd. Notes	6.15	5/15/37	750,000	862,926
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,000,000	1,067,430
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000	992,465
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	491,854
Wisconsin Energy,
Sr. Unscd. Bonds	3.55	6/15/25	140,000	143,570
Wisconsin Power & Light,
Sr. Unscd. Debs.	4.10	10/15/44	800,000	809,031
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000	793,149
				47,865,176
Total Bonds and Notes
(cost $2,455,537,377)				2,495,873,682

Other Investment--8.3%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $208,361,711)			208,361,711 [g]	208,361,711
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,812,373)			15,812,373 [g]	15,812,373
Total Investments (cost $2,679,711,461)			108.9%	2,720,047,766
Liabilities, Less Cash and Receivables			(8.9%)	(223,199,665)
Net Assets			100.0%	2,496,848,101

GO-- General Obligation
REIT-- Real Estate Investment Trust

a Variable rate security--interest rate subject to periodic change.
b Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was
$268,967,251 and the value of the collateral held by the fund was $275,783,550, consisting of cash collateral of
$15,812,373 and U.S. Government & Agency securities valued at $259,971,177.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $8,753,680 or 0.4% of net assets.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Purchased on a forward commitment basis.
g Investment in affiliated money market mutual fund.

At January 31, 2016 net unrealized appreciation on investments was $40,281,781 of which $62,733,867 related to appreciated investment securities and $22,452,086 related to depreciated investment securities. At January 31, 2016 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	68.6
Corporate Bonds	24.2
Money Market Investments	8.9
Foreign/Governmental	4.4
Commercial Mortgage-Backed	1.4
Municipal Bonds	.8
Asset-Backed	.6
108.9

† Based on net assets.

TBA SALE COMMITMENTS
January 31, 2016 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
4.50%, 11/1/17	600,000	a,b	620,719
5%, 2/15/22	1,200,000	a,b	1,240,875
Total Federal Home Loan Mortgage Corp.	1,800,000		1,861,594
Federal National Mortgage Association:
3.50%, 2/17/31	300,000	a,b	316,992
4%, 2/18/30	3,650,000	a,b	3,815,676
4.50%, 2/19/29	1,600,000	a,b	1,657,571
4.50%, 2/11/46	600,000	a,b	652,327
5%, 2/17/31	300,000	a,b	310,467
5.50%, 2/1/21	500,000	a,b	518,928
Total Federal National Mortgage Association	6,950,000		7,271,961
Government National Mortgage Association:
5%, 1/15/32	5,600,000	b	6,156,797
5.50%, 2/1/31	1,100,000	b	1,225,535
Total Government
National Mortgage Association	6,700,000		7,382,332
Total TBA Sale Commitments
(proceeds $16,461,363)			16,515,887

a The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	14,873,573	-	14,873,573
Commercial Mortgage-Backed	-	34,482,996	-	34,482,996
Corporate Bonds†	-	605,799,998	-	605,799,998
Foreign Government	-	110,708,443	-	110,708,443
Municipal Bonds†	-	19,859,023	-	19,859,023
Mutual Funds	224,174,084	-	-	224,174,084
U.S. Government Agencies/Mortgage-Backed	-	811,315,067	-	811,315,067
U.S. Treasury	-	898,834,582	-	898,834,582
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(16,515,887)	-	(16,515,887)

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2016 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--.4%
Tesla Motors	11,430	a,b	2,185,416
Banks--7.6%
Citigroup	200,621		8,542,442
JPMorgan Chase & Co.	348,249		20,720,816
PNC Financial Services Group	109,308		9,471,538
			38,734,796
Capital Goods--4.6%
Honeywell International	52,284		5,395,709
Owens Corning	108,209		4,998,174
Raytheon	60,712		7,785,707
United Technologies	58,731		5,150,121
			23,329,711
Consumer Services--1.7%
Carnival	184,600		8,884,798
Diversified Financials--5.6%
Capital One Financial	75,076		4,926,487
Charles Schwab	168,464		4,300,886
Goldman Sachs Group	23,917		3,864,031
Morgan Stanley	164,765		4,264,118
Synchrony Financial	88,435	b	2,513,323
Voya Financial	285,009		8,715,575
			28,584,420
Energy--8.4%
EOG Resources	152,703		10,844,967
Occidental Petroleum	273,181		18,803,048
Phillips 66	64,095		5,137,214
Schlumberger	77,887		5,628,893
Valero Energy	37,317		2,532,705
			42,946,827
Exchange-Traded Funds--1.0%
SPDR S&P 500 ETF Trust	26,340	a	5,102,585
Food & Staples Retailing--1.0%
CVS Health	55,163		5,328,194
Food, Beverage & Tobacco--7.9%
ConAgra Foods	183,051		7,622,244
Kellogg	99,372		7,297,880
Molson Coors Brewing, Cl. B	83,023		7,511,921

Mondelez International, Cl. A	57,386		2,473,337
PepsiCo	110,068		10,929,752
Philip Morris International	51,349		4,621,924
			40,457,058
Health Care Equipment & Services--6.1%
Boston Scientific	335,746	b	5,885,627
Cardinal Health	45,408		3,694,849
Express Scripts Holding	61,060	b	4,388,382
Medtronic	103,297		7,842,308
UnitedHealth Group	80,273		9,244,239
			31,055,405
Insurance--4.6%
American International Group	131,926		7,451,181
Hartford Financial Services Group	117,685		4,728,583
Prudential Financial	160,381		11,239,501
			23,419,265
Materials--4.0%
CF Industries Holdings	125,484		3,764,520
Dow Chemical	150,974		6,340,908
Mosaic	76,002		1,831,648
Vulcan Materials	97,280		8,580,096
			20,517,172
Media--5.3%
Interpublic Group of Companies	476,137		10,684,514
Omnicom Group	145,362	a	10,662,303
Viacom, Cl. B	126,686		5,781,949
			27,128,766
Pharmaceuticals, Biotech & Life Sciences--7.3%
Biogen	19,351	b	5,283,984
Bristol-Myers Squibb	89,965		5,592,224
Eli Lilly & Co.	36,202		2,863,578
Merck & Co.	164,661		8,343,373
Pfizer	507,013		15,458,826
			37,541,985
Real Estate--.7%
Communications Sales & Leasing	173,680		3,336,393
Retailing--3.5%
Amazon.com	10,557	b	6,196,959
Home Depot	60,481		7,606,091
Ulta Salon,Cosmetics & Fragrance	21,996	b	3,985,015
			17,788,065
Semiconductors & Semiconductor Equipment--4.6%
Applied Materials	284,257		5,017,136
Microchip Technology	142,285	a	6,375,791

Texas Instruments	227,182		12,024,743
			23,417,670
Software & Services--13.1%
Accenture, Cl. A	51,576		5,443,331
Alphabet, Cl. A	12,018	b	9,149,904
Alphabet, Cl. C	27,444	b	20,389,520
Citrix Systems	96,011	b	6,764,935
Cognizant Technology Solutions,
Cl. A	56,806	b	3,596,388
Facebook, Cl. A	65,876	b	7,391,946
Oracle	117,011		4,248,669
salesforce.com	75,785	b	5,157,927
Visa, Cl. A	68,090		5,072,024
			67,214,644
Technology Hardware & Equipment--7.3%
Apple	223,793		21,784,011

Cisco Systems	643,972	15,320,094
		37,104,105
Telecommunication Services--3.8%
AT&T	541,296	19,519,134
Transportation--1.0%
Delta Air Lines	113,596	5,031,167
Total Common Stocks
(cost $464,143,433)		508,627,576

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,754,969)	5,754,969 [c]	5,754,969
Investment of Cash Collateral for
Securities Loaned--2.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,703,270)	12,703,270 [c]	12,703,270
Total Investments (cost $482,601,672)	103.1%	527,085,815
Liabilities, Less Cash and Receivables	(3.1%)	(15,852,703)
Net Assets	100.0%	511,233,112

ETF--Exchange-Traded Fund

a	Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was $ 22,048,716 and the value of the collateral held by the fund was $21,980,924, consisting of cash collateral of $ 12,703,270 and U.S.
Government & Agency securities valued at $ 9,277,654.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $44,484,143 of which $67,963,306 related to appreciated investment securities and $23,479,163 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.1
Energy	8.4
Food, Beverage & Tobacco	7.9
Banks	7.6
Pharmaceuticals, Biotech & Life Sciences	7.3

Technology Hardware & Equipment	7.3
Health Care Equipment & Services	6.1
Diversified Financials	5.6
Media	5.3
Capital Goods	4.6
Insurance	4.6
Semiconductors & Semiconductor Equipment	4.6
Materials	4.0
Telecommunication Services	3.8
Money Market Investments	3.6
Retailing	3.5
Consumer Services	1.7
Exchange-Traded Funds	1.0
Food & Staples Retailing	1.0
Transportation	1.0
Real Estate	.7
Automobiles & Components	.4
103.1

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	503,524,991	-	-	503,524,991
Exchange-Traded Funds	5,102,585	-	-	5,102,585
Mutual Funds	18,458,239	-	-	18,458,239

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves

January 31, 2016 (Unaudited)

Commercial Paper--24.3%	Principal Amount ($)		Value ($)
Erste Abwicklungsanstalt
0.33%, 2/18/16	5,000,000	a	4,999,221
Toyota Motor Credit Corp.
0.31%, 2/16/16	5,000,000		4,999,354
Total Commercial Paper
(cost $9,998,575)			9,998,575
Asset-Backed Commercial Paper--17.0%
Antalis S.A.
0.38%, 2/2/16
(cost $6,999,926)	7,000,000	[a]	6,999,926
Repurchase Agreements--58.5%
ABN AMRO Bank N.V.
0.33%, dated 1/29/16, due 2/1/16 in the amount of
$9,000,248 (fully collateralized by $1 U.S. Treasury
Bonds, 4.50%, due 2/15/36, value $1, $59,528 U.S.
Treasury Inflation Protected Securities, 0.13%-0.63%,
due 4/15/18-7/15/21, value $61,248 and $8,911,001
U.S. Treasury Notes, 1%-2.63%, due 5/31/18-2/28/22,
value $9,121,798)	9,000,000		9,000,000
Bank of Nova Scotia
0.34%, dated 1/29/16, due 2/1/16 in the amount of
$5,000,142 (fully collateralized by $25,362 U.S.
Treasury Bills, due 2/25/16-12/8/16, value $25,346,
$919,469 U.S. Treasury Bonds, 2.75%-9.25%, due
2/15/16-5/15/44, value $1,198,283, $1,505,618 U.S.
Treasury Inflation Protected Securities, 0.13%-3.38%,
due 4/15/16-2/15/41, value $1,663,871 and $2,165,315
U.S. Treasury Notes, 0.38%-5.13%, due
1/31/16-2/15/23, value $2,212,500)	5,000,000		5,000,000
Credit Agricole CIB
0.33%, dated 1/29/16, due 2/1/16 in the amount of
$10,000,275 (fully collateralized by $4,770,345 U.S.
Treasury Inflation Protected Securities, 0.13%, due

4/15/17-4/15/20, value $4,915,667 and $5,191,441 U.S.
Treasury Notes, 1.38%-2.13%, due 7/31/20-2/15/25,
value $5,284,333)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $24,000,000)		24,000,000
Total Investments (cost $40,998,501)	99.8%	40,998,501
Cash and Receivables (Net)	.2%	65,293
Net Assets	100.0%	41,063,794

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $11,999,147 or 29.2% of net assets.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	40,998,501
Level 3 - Significant Unobservable Inputs	-
Total	40,998,501

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--89.7%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset - Backed Certificates--1.9%
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C	2.65	2/20/20	1,475,000	b	1,493,756
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	4,000,000	b	3,990,594
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B	3.62	11/15/24	1,925,000	b	1,917,484
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B	2.68	10/15/21	1,560,000	b,c	1,555,523
					8,957,357
Asset-Backed Ctfs./Auto Receivables--3.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2016-1, Cl. D	3.59	2/8/22	4,300,000		4,331,996
Capital Auto Receivables Asset
Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	1,250,000		1,256,185
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C	3.54	10/15/21	2,000,000	b	2,008,337
GM Financial Automobile Leasing
Trust, Ser. 2014-1A, Cl. D	2.51	3/20/19	3,500,000	b	3,499,381
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. D	3.01	3/20/20	1,650,000		1,647,228
GO Financial Auto Securitization
Trust, Ser. 2015-1, Cl. B	3.59	10/15/20	2,850,000	b	2,845,506
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. D	2.86	7/15/21	1,875,000	b	1,845,155
					17,433,788
Asset-Backed Ctfs./Home Equity Loans--2.8%
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-HE2,
Cl. A2C	0.59	5/25/36	766,199	c	688,768
Asset Backed Securities
Corporation Home Equity Loan
Trust, Ser. 2007-HE1, Cl. A4	0.57	12/25/36	3,757,400	c	3,024,340
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	0.54	1/25/37	4,711,843	c	3,373,777
Countrywide Asset-Backed
Certificates, Ser. 2004-1,
Cl. M5	2.00	1/25/34	1,837,476	c	1,722,509
HSI Asset Securitization Corp.
Trust, Ser. 2005-I1, Cl. 2A3	0.72	11/25/35	1,704,007	c	1,608,573
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH1, Cl. AF6	5.03	11/25/36	678,215	c	683,041
MASTR Asset Backed Securities
Trust, Ser. 2006-AM2, Cl. A3	0.60	6/25/36	1,222,474	c	968,010
Morgan Stanley ABS Capital I
Trust, Ser. 2006-NC4, Cl. A2C	0.58	6/25/36	387,174	c	342,713
Structured Asset Securities Corp.,

Ser. 2002-BC1, Cl. M2	3.88	8/25/32	968,097	c	924,931
					13,336,662
Casinos--.7%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	2,000,000	b	1,935,000
Scientific Games International,
Gtd. Notes	10.00	12/1/22	2,010,000		1,407,000
					3,342,000
Commercial Mortgage Pass-Through Ctfs.--13.4%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	428,122	b	429,411
Banc of America Commercial
Mortgage Trust, Ser. 2007-2,
Cl. AJ	5.65	4/10/49	5,930,000	c	5,900,849
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	4,433,000		4,376,574
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.72	6/11/40	4,550,000	c	4,471,034
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.87	6/11/50	1,725,000	c	1,706,414
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.18	6/11/50	1,025,000	c	993,230
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.71	12/10/49	2,900,000	c	2,471,491
Commercial Mortgage Trust,
Ser. 2015-CR23, Cl. CMD	3.68	5/10/48	4,100,000	b,c	3,803,067
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,835,000	b	2,526,598
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2014-INN, Cl. E	4.03	6/15/29	3,375,000	b,c	3,318,758
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	730,000		734,162
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	4,175,000	c	4,201,119
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LD12, Cl. AJ	6.01	2/15/51	6,405,000	c	6,334,202
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C6, Cl. AJ	6.12	7/15/40	1,573,000	c	1,595,519
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	4,600,000		4,557,087
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,310,000	c	1,250,672
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.70	4/15/49	2,400,000	c	2,440,140

Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ	5.37	11/15/48	5,125,000	c	5,043,579
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	4,175,000	c	4,171,063
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. AJ	5.72	6/15/49	3,950,000	c	3,833,059
					64,158,028
Consumer Discretionary--1.5%
Acosta,
Sr. Unscd. Notes	7.75	10/1/22	3,640,000	b	3,003,000
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	2,970,000		2,648,215
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	1,800,000	b,d	1,359,000
					7,010,215
Consumer Staples--.8%
JBS USA Finance,
Sr. Unscd. Notes	5.75	6/15/25	2,440,000	b	1,891,000
Kraft Heinz Foods
Scd. Notes	4.88	2/15/25	1,670,000	b	1,788,223
					3,679,223
Energy--7.1%
Bonanza Creek Energy,
Gtd. Notes	5.75	2/1/23	3,225,000		1,177,125
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	2,315,000		1,629,181
Chesapeake Energy,
Gtd. Notes	6.50	8/15/17	1,900,000	d	940,500
Cimarex Energy,
Gtd. Notes	5.88	5/1/22	1,055,000		985,654
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,025,000		663,360
Continental Resources,
Gtd. Notes	5.00	9/15/22	735,000	d	517,256
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	2,754,000		1,321,920
Kinder Morgan,
Sr. Unscd. Notes	7.80	8/1/31	2,325,000		2,233,528
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	2,500,000	d	1,787,500
Laredo Petroleum,
Gtd. Notes	7.38	5/1/22	250,000		186,875
Lukoil International Finance
Gtd. Notes	6.13	11/9/20	1,100,000		1,128,875
Lukoil International Finance,
Gtd. Notes	4.56	4/24/23	2,200,000		2,004,475
MMC Norilsk Nickel
Sr. Unscd, Notes	4.38	4/30/18	3,400,000		3,417,000
Noble Energy,
Sr. Unscd. Notes	5.25	11/15/43	650,000		480,851
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	2,225,000		1,257,125

NRG Energy,
Gtd. Notes		6.25	7/15/22	4,800,000		3,984,000
Odebrecht Offshore Drilling
Finance, Sr. Scd. Notes		6.63	10/1/23	849,983		195,496
Odebrecht Offshore Drilling
Finance, Sr. Scd. Notes		6.75	10/1/22	4,708,465	d	1,059,405
Pacific Exploration and
Production, Gtd. Notes		5.38	1/26/19	3,150,000	d	417,375
Transocean,
Gtd. Notes		3.00	10/15/17	2,555,000	d	2,184,525
Unit,
Gtd. Notes		6.63	5/15/21	4,225,000		2,767,375
YPF Sociedad Anonima,
Sr. Unscd. Notes		8.50	7/28/25	4,000,000	d	3,742,500
						34,081,901
Financial--18.6%
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,500,000	c	1,873,837
Allianz,
Jr. Sub. Bonds	EUR	3.38	9/29/49	1,400,000	c	1,475,753
Ally Financial,
Sr. Unscd. Notes		3.60	5/21/18	1,820,000		1,801,800
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	7,900,000	c	8,622,212
ARC Properties Operating
Partnership, Gtd. Notes		2.00	2/6/17	11,965,000		11,824,411
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	3,895,000	c	4,297,736
CNO Financial Group,
Sr. Unscd. Notes		5.25	5/30/25	3,175,000		3,218,656
Credit Suisse Group,
Sub. Notes		6.50	8/8/23	1,600,000	b	1,704,453
General Electric Capital,
Gtd. Debs.		6.38	11/15/67	4,050,000	c	4,303,125
General Motors Financial,
Gtd. Notes		2.18	1/15/20	3,575,000	c	3,514,393
General Motors Financial,
Gtd. Notes		3.10	1/15/19	1,925,000		1,910,070
HSBC Holdings,
Jr. Sub. Bonds		5.63	12/29/49	2,110,000	c,d	2,058,700
HSBC Holdings,
Jr. Sub. Bonds		6.38	12/29/49	2,750,000	c,d	2,656,803
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	1,425,000	b	1,218,375
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	3,890,000	b	3,423,200
ING Groep,
Jr. Sub. Notes		6.50	12/29/49	2,515,000	c	2,457,155
Intesa Sanpaolo,
Gtd. Bonds		5.25	1/12/24	2,000,000		2,123,310
Liberty Mutual Group,
Gtd. Bonds		4.85	8/1/44	1,745,000	b	1,661,692

Lloyds Banking Group,
Sub. Notes		4.50	11/4/24	1,475,000	d	1,515,446
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	2,373,000	c	2,461,987
Petrobras Global Finance,
Gtd. Notes		6.13	10/6/16	4,995,000		5,007,987
Royal Bank of Scotland Group,
Jr. Sub. Bonds		7.50	12/29/49	2,800,000	c	2,856,000
Royal Bank of Scotland Group,
Jr. Sub. Bonds		8.00	12/29/49	3,350,000	c,d	3,446,313
Volkswagen Group of America
Finance, Gtd. Notes		1.25	5/23/17	2,125,000	b	2,082,827
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	2,325,000	b,d	2,265,905
Volkswagen International Finance,
Notes		2.38	3/22/17	2,025,000	b	2,022,361
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/37	6,837,000	b,c	6,891,696
						88,696,203
Foreign/Governmental--8.0%
Argentine Government,
Sr. Unscd. Bonds		0.00	12/15/35	8,100,000	c	884,925
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	5,637,000	c,e	2,148,731
Argentine Government,
Sr. Unscd. Notes, Ser. NY		8.28	12/31/33	2,025,000		3,194,103
Dominican Republic Government,
Sr. Unscd. Notes		5.50	1/27/25	2,125,000		2,008,125
Ghanaian Government,
Sr. Unscd. Notes		8.50	10/4/17	5,125,000		4,736,474
Jamaican Government,
Sr. Unscd. Notes		7.88	7/28/45	1,800,000		1,732,500
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.06	9/20/25	14,500,000	f	9,705,304
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	39,525,000		9,916,775
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	382,500,000		4,082,213
						38,409,150
Health Care--1.4%
Endo Finance,
Gtd. Notes		6.00	7/15/23	2,465,000	b	2,489,650
Mylan,
Gtd. Notes		3.00	12/15/18	900,000	b	902,416
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	1,775,000		1,650,750
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	600,000	b	585,000
Valeant Pharmaceuticals
International, Gtd. Notes		7.50	7/15/21	1,100,000	b	1,096,563
						6,724,379
Industrial--.7%

United Rentals North America,
Gtd. Notes	5.50	7/15/25	3,800,000		3,405,750
Information Technology--2.4%
Ensemble S Merger Sub,
Sr. Notes	9.00	9/30/23	4,050,000	b	3,791,813
First Data,
Gtd. Notes	7.00	12/1/23	1,900,000	b	1,919,000
Hewlett Packard Enterprise,
Gtd. Notes	6.35	10/15/45	1,600,000	b	1,451,832
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	3,285,000	b	2,352,881
Infor US,
Gtd. Notes	6.50	5/15/22	1,990,000	b	1,741,250
					11,256,776
Materials--4.8%
Ardagh Packaging Finance,
Sr. Scd. Notes	3.51	12/15/19	1,315,000	b,c	1,260,756
Ardagh Packaging Finance,
Gtd. Notes	6.75	1/31/21	1,775,000	b	1,690,688
Beverage Packaging Holdings II,
Gtd. Notes	6.00	6/15/17	3,800,000	b	3,681,250
BWAY Holding,
Sr. Unscd. Notes	9.13	8/15/21	3,450,000	b	2,863,500
Glencore Funding,
Gtd. Notes	1.98	1/15/19	3,050,000	b,c	2,312,620
Glencore Funding,
Gtd. Notes	2.13	4/16/18	425,000	b	358,940
Glencore Funding,
Gtd. Notes	4.00	4/16/25	820,000	b	536,156
Teck Resources,
Gtd. Notes	2.50	2/1/18	2,825,000	d	2,334,156
Teck Resources,
Sr. Unscd. Notes	3.85	8/15/17	2,635,000		2,259,513
Vedanta Resources,
Sr. Unscd. Notes	6.75	6/7/16	5,850,000	d	5,703,668
					23,001,247
Municipal Bonds--1.5%
Georgetown University,
GO (Insured; National Public
Finance Guarantee Corp.)	0.33	4/1/29	7,700,000	c	7,093,625
Residential Mortgage Pass-Through Ctfs.--1.1%
GSR Mortgage Loan Trust,
Ser. 2005-8F, Cl. 2A6	5.50	11/25/35	4,044,686		3,999,374
Residential Asset Securitization
Trust, Ser. 05-A4, Cl. A1	0.88	4/25/35	1,494,817	c	1,129,404
					5,128,778
Telecommunication Services--3.2%
Alcatel-Lucent USA,
Sr. Unscd. Notes	6.45	3/15/29	580,000		602,475
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	450,000	b	444,375
Altice,

Gtd. Notes		7.75	5/15/22	1,815,000	b	1,701,563
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	7,527,000	b	6,126,037
Frontier Communications,
Sr. Unscd. Notes		10.50	9/15/22	1,800,000	b	1,757,250
Interoute Finco,
Sr. Scd. Bonds	EUR	7.38	10/15/20	2,675,000	b	3,047,050
Sprint,
Gtd. Notes		7.88	9/15/23	1,900,000		1,363,250
						15,042,000
U.S. Government Agencies/Mortgage-Backed--.2%
Government National Mortgage Association I:
Ser. 2011-53 (Interest
Only) 0.44%, 5/16/51				524,741	c,g	18,859
Ser. 2012-125 (Interest
Only) 0.50%, 2/16/53				22,925,313	c,g	1,046,300
Ser. 2011-77 (Interest
Only) 0.66%, 4/16/42				545,622	c,g	19,518
						1,084,677
U.S. Government Securities--14.3%
U.S. Treasury Bonds
3.00%, 11/15/45				6,950,000		7,294,240
U.S. Treasury Notes:
1.38%, 1/31/21				42,000,000		42,085,302
2.13%, 12/31/22				18,925,000		19,500,150
						68,879,692
Utilities--1.6%
Calpine,
Sr. Unscd. Notes		5.50	2/1/24	1,000,000		880,000
Calpine,
Sr. Unscd. Notes		5.75	1/15/25	1,000,000		902,500
Dynegy,
Gtd. Notes		6.75	11/1/19	450,000		436,500
Dynegy,
Gtd. Notes		7.38	11/1/22	3,940,000		3,506,600
Majapahit Holdings,
Gtd. Notes		7.75	1/20/20	1,550,000		1,733,675
						7,459,275
Total Bonds and Notes
(cost $460,245,678)						428,180,726
Floating Rate Loan Interests--5.1%
Consumer Discretionary--1.1%
Dollar Tree,
Term Loan		3.50	3/9/22	1,328,582	c	1,327,061
Hilton Worldwide Finance,
Initial Term Loan		3.50	9/23/20	1,546,263	c	1,545,591
Univar,
Term Loan		4.25	6/24/22	2,668,313	c	2,590,851
						5,463,503
Financial--.8%

Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	3,836,697	c	3,836,985
Health Care--2.1%
Catalent Pharma Solutions,
Dollar Term Loan	4.25	5/7/21	3,830,836	c	3,822,600
Endo Luxembourg Finance,
Incremental Term B Loan	3.75	6/24/22	1,375,000	c	1,359,854
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	3,758,371	c	3,337,904
Valeant Pharmaceuticals
International, Term D2 Loan	3.50	2/13/19	1,134,269	c	1,093,622
Valeant Pharmaceuticals
International, Term Loan	4.00	3/11/22	646,056	c	622,860
					10,236,840
Information Technology--.7%
Avago Technologies,
Term Loan	3.75	4/16/21	1,759,584	c	1,759,038
Avago Technologies,
Term Loan	4.25	11/11/22	1,700,000	c	1,675,826
					3,434,864
Materials--.4%
Ineos,
Term Loan	3.75	12/15/20	1,786,478	c	1,709,436
Total Floating Rate Loan Interests
(cost $25,410,088)					24,681,628
			Face Amount
			Covered by
Options Purchased--.0%			Contracts ($)		Value ($)
Put Options
1 Year Eurodollar,
March 2016 @ $98.625
(cost $321,234)			3,037,500		15,188
			Principal
Short-Term Investments--3.0%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.18%, 2/11/16			4,765,000	h	4,764,733
0.21%, 3/31/16			9,465,000	h	9,460,514
Total Short-Term Investments
(cost $14,226,560)					14,225,247

Other Investment--11.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $54,261,535)			54,261,535	[i]	54,261,535
Investment of Cash Collateral for
Securities Loaned--4.3%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $20,535,940)	20,535,940 [i]	20,535,940
Total Investments (cost $575,001,035)	113.5%	541,900,264
Liabilities, Less Cash and Receivables	(13.5%)	(64,577,335)
Net Assets	100.0%	477,322,929

GO-- General Obligation

a	Principal amount stated in U.S. Dollars unless otherwise noted.
ARS--Argentine Peso
EUR--Euro
NZD--New Zealand Dollar
PLN--Polish Zloty
RUB--Russian Ruble
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $102,590,892 or 21.5% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was
$20,836,298 and the value of the collateral held by the fund was $21,742,925, consisting of cash collateral of
$20,535,940 and U.S. Government & Agency securities valued at $1,206,985.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentina Consumer Price
Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
g	Notional face amount shown.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $32,518,066 of which $2,181,030 related to appreciated investment securities and $34,699,096 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	42.8
Short-Term/Money Market Investments	18.7
U.S. Government and Agency/Mortgage-Backed	14.5
Commercial Mortgage-Backed	13.4
Asset-Backed	8.4
Foreign/Governmental	8.0
Floating Rate Loan Interests	5.1
Municipal Bonds	1.5
Residental Mortgage-Backed	1.1
113.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016 ($)

Financial Futures Long
Australian 10 Year Bond	189	17,310,834	March 2016	360,054
Australian 3 Year Bond	2694	213,537,131	March 2016	1,207,935
Euro BTP Italian Government Bond	242	36,686,289	March 2016	808,272
U.S. Treasury Long Bond	25	4,025,781	March 2016	207,125

Financial Futures Short
Euro-Bond	308	(54,502,497)	March 2016	(1,882,282)
U.S. Treasury 2 Year Notes	114	(24,923,250)	March 2016	(143,765)

Gross Unrealized Appreciation				2,583,386
Gross Unrealized Depreciation				(2,026,047)

STATEMENT OF OPTIONS WRITTEN
January 31, 2016 (Unaudited)

	Face Amount
	Covered by Contracts
	($)	Value ($)
Call Options:
Brazilian Real,
February 2016 @ BRL 4.40	6,400,000	(7,971)
Euro,
March 2016 @ EUR 1.06	12,500,000	(46,644)
Hungarian Forint,
February 2016 @ HUF 302	6,700,000	(14)
South Korean Won,
February 2016 @ KRW 1,210	6,600,000	(42,543)
Swedish Krona,
February 2016 @ SEK 9.50	6,220,000	(4)

Put Options:

Brazilian Real,
February 2016 @ BRL 3.50	6,400,000	(162)
Euro,
March 2016 @ EUR 1.13	12,500,000	(15,625)
Eurodollar,
March 2016 @ $98.50	3,037,500	(7,594)

Total Options Written		(120,557)
(premiums received $703,262)

BRL-Brazilian Real
EUR-Euro
HUF-Hungarian Forint
KRW-South Korean Won
SEK-Swedish Krona

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
2/29/2016	a	13,290,000	9,400,489	9,392,603	(7,886)

Brazilian Real,
Expiring:
2/2/2016	b	9,755,000	2,372,325	2,436,331	64,006
2/2/2016	c	9,245,000	2,242,299	2,308,957	66,658

Canadian Dollar,
Expiring
2/29/2016	b	4,295,000	3,057,484	3,065,866	8,382

Indian Rupee,
Expiring
3/31/2016	d	704,300,000	10,280,791	10,264,644	(16,147)

Indonesian Rupiah,
Expiring:
3/31/2016	d	35,394,280,000	2,505,230	2,537,952	32,722
3/31/2016	e	48,782,950,000	3,453,660	3,497,989	44,329
3/31/2016	f	62,286,770,000	4,373,303	4,466,282	92,979

Mexican New Peso,
Expiring
2/29/2016	b	52,300,000	2,782,562	2,877,512	94,950

New Zealand Dollar,
Expiring
2/29/2016	a	7,305,000	4,724,465	4,721,811	(2,654)

Taiwan Dollar,
Expiring
3/31/2016	c	109,065,000	3,222,961	3,272,536	49,575

Turkish Lira,
Expiring
3/31/2016	f	15,170,000	4,899,396	5,043,970	144,574

Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/29/2016	g	13,290,000	9,257,415	9,392,603	(135,188)

Brazilian Real,
Expiring
2/2/2016	a	19,000,000	4,666,012	4,745,289	(79,277)

Canadian Dollar,
Expiring
2/29/2016	f	10,995,000	7,713,138	7,848,474	(135,336)

Euro,
Expiring:
2/29/2016	b	1,962,000	2,127,260	2,126,945	315
2/29/2016	f	3,463,000	3,753,130	3,754,133	(1,003)
2/29/2016	h	5,771,000	6,256,260	6,256,166	94
2/29/2016	i	6,844,000	7,417,253	7,419,372	(2,119)
3/9/2016	j	350,000	383,526	379,535	3,991

Hong Kong Dollar,
Expiring
1/19/2017	f	25,740,000	3,259,466	3,293,842	(34,376)

Malaysian Ringgit,
Expiring
3/31/2016	f	24,865,000	5,662,074	5,957,153	(295,079)

Mexican New Peso,
Expiring
2/29/2016	e	52,300,000	2,837,180	2,877,512	(40,332)

New Zealand Dollar,
Expiring
2/29/2016	g	38,110,000	24,610,676	24,633,570	(22,894)

Peruvian New Sol,
Expiring
10/21/2016	f	55,130,000	15,490,523	15,340,433	150,090

Polish Zloty,

Expiring
3/31/2016	f 42,345,000	10,260,604	10,367,585	(106,981)

Russian Ruble,
Expiring
3/31/2016	f 26,000,000	3,796,658	4,246,232	(449,574)

Singapore Dollar,
Expiring
2/29/2016	f 7,500,000	5,243,838	5,261,581	(17,743)

South African Rand,
Expiring
3/31/2016	f 90,910,000	5,445,506	5,653,472	(207,966)

South Korean Won,
Expiring
3/31/2016	f 12,296,765,000	10,154,895	10,240,904	(86,009)

Taiwan Dollar,
Expiring
3/31/2016	d 1,037,480,000	30,661,382	31,129,972	(468,590)

Thai Baht,
Expiring
3/31/2016	g 551,055,000	15,061,012	15,395,680	(334,668)

Gross Unrealized Appreciation				752,665
Gross Unrealized Depreciation				(2,443,822)

Counterparties:
a	Morgan Stanley Capital Services
b	Goldman Sachs International
c	Standard Chartered Bank
d	Citigroup
e	HSBC
f	JP Morgan Chase Bank
g	Bank of America
h	UBS
i	Credit Suisse International
j	Deutsche Bank

Dreyfus Opportunistic Fixed Income Fund
January 31, 2016 (Unaudited)

Exchange Credit Swap

Reference Obligation	Notional Amount ($)	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized (Depreciation) ($)
Purchased Contracts:						
Bank of America						
Dow Jones CDX.NA.HY.25 Index						
12/20/2020	76,500,000	5.00	5.10	(340,926)	1,753,432	(2,094,358)

Exchange Interest Credit Swap

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized (Depreciation) ($)
100,000,000	USD - 6 MONTH LIBOR	JP Morgan Chase Bank	0.91	7/29/2017	(222,303)
147,000,000	USD - 6 MONTH LIBOR	JP Morgan Chase Bank	0.98	6/12/2017	(598,994)
43,000,000	USD - 6 MONTH LIBOR	Bank of America	0.32	4/14/2018	(381,573)
95,000,000	USD - 6 MONTH LIBOR	Morgan Stanley Capital Services	0.83	8/27/2017	(363,094)

OTC Credit Credit Swap

Reference Obligation	Notional Amount ($)	Counterparties	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sales Contracts:							
Deutsche Bank							
Markit CMBX.NA. BBB Series 7							
1/17/2047	61,400,000	Deutsche Bank	3.00	5.03	(8,013,343)		(6,228,823)

Gross Unrealized Depreciation **(9,889,115)**

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	39,727,807	-	39,727,807
Commercial Mortgage-Backed	-	64,158,028	-	64,158,028
Corporate Bonds†	-	203,698,969	-	203,698,969
Floating Rate Loan Interests†	-	24,681,628	-	24,681,628
Foreign Government	-	38,409,150	-	38,409,150
Municipal Bonds†	-	7,093,625	-	7,093,625
Mutual Funds	74,797,475	-	-	74,797,475
Residential Mortgage-Backed	-	5,128,778	-	5,128,778
U.S. Government Agencies/Mortgage-Backed	-	1,084,677	-	1,084,677
U.S. Treasury	-	83,104,939	-	83,104,939
Other Financial Instruments:
Financial Futures††	2,583,386	-	-	2,583,386
Forward Foreign Currency Exchange Contracts††	-	752,665	-	752,665
Options Purchased	15,188	-	-	15,188
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(2,026,047)	-	-	(2,026,047)
Forward Foreign Currency Exchange Contracts††	-	(2,443,822)	-	(2,443,822)
Options Written	-	(120,557)	-	(120,557)
Swaps††	-	(9,889,145)	-	(9,889,145)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2016 (Unaudited)

Common Stocks--95.7%	Shares		Value ($)
Banks--1.3%
Wells Fargo & Co.	42,700		2,144,821
Capital Goods--1.2%
United Technologies	23,400		2,051,946
Consumer Durables & Apparel--.8%
NIKE, Cl. B	22,260		1,380,343
Consumer Services--2.0%
McDonald's	27,150		3,360,627
Diversified Financials--8.6%
American Express	33,700		1,802,950
BlackRock	10,600		3,331,156
Intercontinental Exchange	6,900		1,820,220
JPMorgan Chase & Co.	75,300		4,480,350
State Street	25,400		1,415,542
Visa, Cl. A	19,000		1,415,310
			14,265,528
Energy--10.0%
Chevron	59,600		5,153,612
ConocoPhillips	37,800	a	1,477,224
Exxon Mobil	87,412		6,805,024
Occidental Petroleum	44,000		3,028,520
			16,464,380
Food & Staples Retailing--2.9%
Walgreens Boots Alliance	46,400		3,699,008
Whole Foods Market	36,000		1,055,160
			4,754,168
Food, Beverage & Tobacco--22.5%
Altria Group	101,900		6,227,109
Coca-Cola	136,700		5,867,164
Constellation Brands, Cl. A	3,500		533,680
Diageo, ADR	9,600		1,033,632
Nestle, ADR	72,150		5,320,341

PepsiCo	40,300		4,001,790
Philip Morris International	122,300		11,008,223
SABMiller	51,850		3,093,194
			37,085,133
Health Care Equipment & Services--1.6%
Abbott Laboratories	71,100		2,691,135
Household & Personal Products--4.2%
Estee Lauder, Cl. A	44,600		3,802,150
Procter & Gamble	38,600		3,153,234
			6,955,384
Insurance--2.4%
Chubb	34,700		3,923,529
Materials--1.2%
Praxair	19,500		1,950,000
Media--5.6%
Comcast, Cl. A	56,400		3,142,044
Twenty-First Century Fox, Cl. A	36,000		970,920
Twenty-First Century Fox, Cl. B	50,000		1,355,000
Walt Disney	39,900		3,823,218
			9,291,182
Pharmaceuticals, Biotech & Life Sciences--12.4%
AbbVie	71,100		3,903,390
Alexion Pharmaceuticals	10,390	b	1,516,213
Celgene	19,000	b	1,906,080
Gilead Sciences	20,000		1,660,000
Novartis, ADR	28,600		2,229,942
Novo Nordisk, ADR	95,500		5,335,585
Roche Holding, ADR	123,400		4,000,628
			20,551,838
Semiconductors & Semiconductor Equipment--3.8%
ASML Holding	18,500	b	1,699,040
Texas Instruments	71,000		3,758,030
Xilinx	17,100		859,617
			6,316,687
Software & Services--6.0%
Automatic Data Processing	9,840		817,606
Facebook, Cl. A	25,000	b	2,805,250
Microsoft	61,220		3,372,610

Oracle	57,500		2,087,825
VeriSign	11,000	a,b	831,600
			9,914,891
Technology Hardware & Equipment--7.2%
Alphabet, Cl. C	2,655	b	1,972,532
Apple	85,700		8,342,038
QUALCOMM	33,500		1,518,890
			11,833,460
Transportation--2.0%
Canadian Pacific Railway	18,900		2,262,897
Union Pacific	15,000		1,080,000
			3,342,897
Total Common Stocks
(cost $106,685,508)			158,277,949

Other Investment--4.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,739,720)	6,739,720	[c]	6,739,720
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $417,055)	417,055	[c]	417,055
Total Investments (cost $113,842,283)	100.1%		165,434,724
Liabilities, Less Cash and Receivables	(.1%)		(178,518)
Net Assets	100.0%		165,256,206

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At January 31, 2016 the value of the fund's securities on loan was $1,418,672 and the value of the collateral held by the fund was $1,437,222, consisting of cash collateral of $417,055 and U.S. Government and
Agency securities valued at $1,020,167.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At January 31, 2016 net unrealized appreciation on investments was $51,592,441 of which $56,033,530 related to appreciated investment securities and $4,441,089 related to depreciated investment securities. At January 31, 2016 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	22.5
Pharmaceuticals, Biotech & Life Sciences	12.4
Energy	10.0
Diversified Financials	8.6
Technology Hardware & Equipment	7.2
Software & Services	6.0
Media	5.6
Money Market Investments	4.4
Household & Personal Products	4.2
Semiconductors & Semiconductor Equipment	3.8
Food & Staples Retailing	2.9
Insurance	2.4
Consumer Services	2.0
Transportation	2.0
Health Care Equipment & Services	1.6
Banks	1.3
Capital Goods	1.2
Materials	1.2
Consumer Durables & Apparel	.8
100.1

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	133,302,690	-		-	133,302,690
Equity Securities - Foreign Common Stocks†	21,882,065	3,093,194	††	-	24,975,259
Mutual Funds	7,156,775	-		-	7,156,775

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)